UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Kenneth L. Greenberg, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Prime Obligations Portfolio

▶ Money Market Portfolio

▶ Government Portfolio

▶ Treasury Obligations Portfolio

▶ Treasury Instruments Portfolio

▶ Federal Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt New York Portfolio

ANNUAL REPORT
December 31, 2006

Letter to Shareholders

Dear Shareholders:
We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust — Institutional Liquid Assets (“ILA”) Portfolios during the one-year reporting period that ended December 31, 2006.
The Economy in Review
Economic data was mixed in 2006. We witnessed a strong economy in the first quarter, with real gross domestic product (“GDP”) growth of 5.6%. In addition, the labor markets continued to show signs of strong employment growth and fewer initial jobless claims. However, a variety of factors seem to have changed the U.S. economy from robust to one of slower growth. This slowdown was seen in several areas, including the housing market and manufacturing sector. The year ended stronger, with economic data coming in stronger than expected. The job market continued to show signs of strength as employers added 167,000 workers to payrolls in December with upward revisions to the prior months. During the month, the unemployment rate remained unchanged at 4.5%.
Money Market Review
The Federal Reserve Open Market Committee (the “FOMC”) continued with its tightening campaign in the first half of 2006 and raised the federal funds rate by 25 basis points at each of its first four meetings. This brought the federal funds rate to a five-year high in June. This tightening cycle ended in August after 17 consecutive 25 basis point increases as the FOMC left interest rates unchanged at 5.25%. The minutes from the December 12, 2006 FOMC meeting noted that its outlook regarding growth and inflation remained mostly unchanged, with the FOMC placing a little more emphasis on inflation rather than growth. We believe that the FOMC will reduce the federal funds rate in 2007, most likely at the beginning of the third quarter.
Strategy
Taxable—The taxable portfolios remained neutral for much of 2006. Due to the flat nature of the yield curve, we focused on purchasing securities primarily in the one- to three-month sector. We did make a tactical allocation on the longer end of the yield curve throughout the period as a hedge to continued FOMC pausing or easing. We believe the FOMC will remain unchanged until the end of the second quarter of 2007 and, given this assessment, we will look for value at the longer end of the yield curve. We intend to maintain the weighted average maturity in the 35 — 45 day range for our representative Portfolio, the ILA Money Market Portfolio.
Tax Exempt—The tax-exempt portfolios remained neutral for much of 2006 and focused predominantly on the shorter end of the yield curve. This strategy was used as light supply and a flat yield curve made it challenging to go out further on the curve. In conjunction with the taxable portfolios, we were able to buy marginally in the one year sector when we saw the longer end of the curve adding value as a hedge to continued FOMC pausing or easing. We intend to maintain the weighted average maturity in the 15 — 25 day range.

Letter to Shareholders
(continued)

Summary of ILA Portfolios Institutional
Units/ Shares* as of
December 31, 2006

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Current	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Prime Obligations	4.97%	5.09%	4.96%	34

Money Market	4.93	5.05	4.92	35

Government	4.95	5.07	4.94	7

Treasury Obligations	4.70	4.81	4.83	18

Treasury Instruments	4.53	4.63	4.61	32

Federal	4.87	4.99	4.85	40

Tax-Exempt Diversified	3.46	3.52	3.24	23

Tax-Exempt California	3.35	3.41	3.12	21

Tax-Exempt New York	3.42	3.47	3.19	21

*	ILA offers three separate classes of units (ILA Units, ILA Administration Units, ILA Service Units) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios.
An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market portfolio seeks to preserve the value of an investment at $1.00 per unit, it is possible to lose money by investing in a money market portfolio.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolio.
In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.
Goldman Sachs Money Market Management Team
January 19, 2007

Sector Allocations†
as of December 31, 2006

Taxable Portfolios

	Prime	Money		Treasury	Treasury
Security Type	Obligations	Market	Government	Obligations	Instruments	Federal

Bank Notes	0.5%	—	—	—	—	—

Certificates of Deposit	1.5	—	—	—	—	—

Certificates of Deposit — Eurodollar	—	3.0%	—	—	—	—

Certificates of Deposit — Yankeedollar	—	9.5	—	—	—	—

Commercial Paper & Corporate Obligations	57.3	46.6	—	—	—	—

Master Demand Notes	3.1	0.9	—	—	—	—

Medium Term Note	0.7	1.4	—	—	—	—

Repurchase Agreements	14.9	14.9	90.8%	100.1%	—	—

U.S. Government Agency Obligations	0.4	1.3	9.2	—	—	99.6%

U.S. Treasury Obligations	—	—	—	—	100.4%	—

Variable Rate Obligations	21.5	22.0	—	—	—	—

Tax-Exempt Portfolios

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type	Diversified	California	New York

Commercial Paper	6.5%	9.3%	9.0%

General Obligation Bonds	1.4	—	0.5

Put Bonds	0.4	—	—

Revenue Bonds	0.7	0.9	1.7

Tax and Revenue Anticipation Notes	3.2	3.8	4.3

Variable Rate Obligations	86.5	85.4	84.9

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†
as of December 31, 2005

Taxable Portfolios

	Prime	Money		Treasury	Treasury
Security Type	Obligations	Market	Government	Obligations	Instruments	Federal

Bank Notes	1.0%	—	—	—	—	—

Certificates of Deposit	5.3	4.2%	—	—	—	—

Certificates of Deposit — Eurodollar	—	3.0	—	—	—	—

Certificates of Deposit — Yankeedollar	—	2.8	—	—	—	—

Commercial Paper & Corporate Obligations	28.9	29.0	—	—	—	—

Master Demand Notes	1.9	1.3	—	—	—	—

Repurchase Agreements	28.3	29.9	57.8%	92.3%	—	—

U.S. Government Agency Obligations	9.8	3.9	42.2	—	—	100.0%

U.S. Treasury Obligations	—	—	—	7.7	100%	—

Variable Rate Obligations	24.8	25.9	—	—	—	—

Tax-Exempt Portfolios

	Tax-Exempt	Tax-Exempt	Tax-Exempt
Security Type	Diversified	California	New York

Commercial Paper	8.5%	14.2%	8.4%

Put Bonds	3.9	2.1	1.4

Revenue Anticipation Notes	0.5	1.7	—

Revenue Bonds	—	—	1.4

Tax and Revenue Anticipation Notes	3.9	2.0	—

Tax Anticipation Notes	2.2	—	3.7

Variable Rate Obligations	81.2	81.1	84.6

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments

ILA Prime Obligations Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note—0.5%
National City Bank
$3,000,000	4.790%	01/16/2007	$3,000,000

Commercial Paper—57.3%
Adirondack Corp.
$5,000,000	5.290%	01/11/2007	$4,992,653
5,000,000	5.300	01/23/2007	4,983,806
5,000,000	5.320	01/25/2007	4,982,267
Altius I Funding Corp.
10,000,000	5.290	01/17/2007	9,976,489
Amstel Funding Corp.
10,000,000	5.255	02/05/2007	9,948,910
Aspen Funding Corp.
10,000,000	5.260	01/18/2007	9,975,161
Atlantic Asset Securitization Corp.
5,000,000	5.275	03/20/2007	4,942,854
BA Credit Card Trust
5,000,000	5.270	02/16/2007	4,966,331
14,150,000	5.280	02/21/2007	14,044,158
Bear Stearns & Cos., Inc.
10,000,000	5.255	02/21/2007	9,925,554
Beta Finance Corp.
5,000,000	5.220	04/20/2007	4,920,975
Cancara Asset Securitization Ltd.
5,000,000	5.280	01/03/2007	4,998,533
CC USA, Inc.
5,000,000	5.250	01/29/2007	4,979,583
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	5.270	01/22/2007	9,969,258
5,000,000	5.265	01/26/2007	4,981,719
Citigroup Funding, Inc.
5,000,000	5.300	01/09/2007	4,994,111
Concord Minutemen Capital Co. LLC
10,000,000	5.270	01/19/2007	9,973,650
4,029,000	5.210	05/04/2007	3,957,280
5,000,000	5.190	05/24/2007	4,896,921
Curzon Funding LLC
5,000,000	5.260	02/01/2007	4,977,353
10,000,000	5.260	02/20/2007	9,926,944
Davis Square Funding V (Delaware) Corp.
5,000,000	5.280	03/16/2007	4,945,733
Davis Square Funding VI (Delaware) Corp.
10,000,000	5.290	01/11/2007	9,985,306
Dorada Finance Inc.
5,000,000	5.250	01/29/2007	4,979,583
Falcon Asset Securitization Corp.
5,000,000	5.340	01/22/2007	4,984,425
Fountain Square Commercial Funding Corp.
10,000,000	5.270	03/16/2007	9,891,672
G Street Finance (Delaware) Corp.
5,000,000	5.300	01/23/2007	4,983,806
5,000,000	5.320	01/25/2007	4,982,267
Galleon Capital Corp.
7,152,000	5.260	01/16/2007	7,136,325
George Street Finance LLC
10,000,000	5.260	01/12/2007	9,983,928
5,000,000	5.340	01/16/2007	4,988,875
Grampian Funding LLC
5,000,000	5.270	03/22/2007	4,941,444
Ivory Funding Corp.
10,407,000	5.260	01/09/2007	10,394,835
KLIO Funding Corp.
3,682,000	5.260	02/01/2007	3,665,323
KLIO III Funding Corp.
5,000,000	5.370	01/23/2007	4,983,592
5,000,000	5.360	01/26/2007	4,981,389
14,000,000	5.270	02/07/2007	13,924,171
Lake Constance Funding Ltd.
5,000,000	5.260	01/11/2007	4,992,694
Landale Funding LLC
10,564,000	5.250	03/12/2007	10,456,159
Legacy Capital Co. LLC
10,000,000	5.270	01/10/2007	9,986,825
Lehman Brothers Holdings, Inc.
10,000,000	5.240	05/11/2007	9,810,778
Mane Funding Corp.
5,000,000	5.260	02/20/2007	4,963,472
5,000,000	5.270	03/20/2007	4,942,908
Monument Gardens Funding
5,000,000	5.370	01/04/2007	4,997,762
Newport Funding Corp.
5,000,000	5.260	01/18/2007	4,987,581
North Sea Funding LLC
3,449,000	5.260	01/29/2007	3,434,890
10,000,000	5.260	02/15/2007	9,934,250
5,418,000	5.260	03/01/2007	5,371,294
7,000,000	5.280	03/15/2007	6,925,053
Simba Funding Corp.
5,000,000	5.260	01/29/2007	4,979,544
Three Pillars Funding LLC
10,000,000	5.260	02/23/2007	9,922,561
Three Rivers Funding Corp.
10,000,000	5.290	01/03/2007	9,997,061
Tulip Funding Corp.
5,000,000	5.380	01/29/2007	4,979,078
10,000,000	5.270	03/01/2007	9,913,631
United Parcel Service, Inc.
3,000,000	5.210	07/31/2007	2,908,391
Windmill Funding Corp.
5,000,000	5.210	05/04/2007	4,910,996

Total Commercial Paper			$385,482,112

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Prime Obligations Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper (continued)
Windmill Funding Corp. (continued)
Certificates of Deposit—1.5%
Wells Fargo Bank
$3,000,000	4.740%	01/10/2007	$3,000,000
2,000,000	4.780	01/24/2007	1,999,963
2,000,000	5.060	02/26/2007	2,000,000
3,000,000	5.600	07/19/2007	3,000,000

Total Certificates of Deposit			$9,999,963

U.S. Government Agency Obligation—0.4%
Federal Home Loan Bank
$3,000,000	5.550%	08/08/2007	$2,999,640

Master Demand Notes—3.1%
Bank of America Securities LLC
$10,000,000	5.383%	01/02/2007	$10,000,000
Merrill Lynch Mortgage Capital, Inc.
11,000,000	5.433	01/02/2007	11,000,000

Total Master Demand Notes			$21,000,000

Medium Term Note—0.7%
Wal-Mart Stores, Inc.
$5,000,000	5.502%	07/16/2007	$5,001,729

Variable Rate Obligations(a)—21.5%
AIG Matched Funding Corp.
$10,000,000	5.320%	01/02/2007	$10,000,000
Allstate Life Global Funding II
10,000,000	5.309	01/11/2007	10,000,000
American Express Bank FSB
15,000,000	5.320	01/08/2007	14,998,697
American Express Centurion Bank
5,000,000	5.350	01/18/2007	5,001,158
Bank of America Corp.
3,000,000	5.300	01/23/2007	3,000,000
Cancara Asset Securitization Ltd.
10,000,000	5.310	01/16/2007	9,999,960
Crown Point Capital Co. LLC
5,000,000	5.300	03/08/2007	4,999,818
General Electric Capital Corp.
5,000,000	5.475	01/09/2007	5,000,000
10,000,000	5.310	01/24/2007	10,000,000
Lehman Brothers Holdings, Inc.
5,000,000	5.475	02/20/2007	5,003,186
Lexington Parker Capital Corp.
5,000,000	5.320	01/10/2007	4,999,991
Merrill Lynch & Co., Inc.
10,000,000	5.410	01/04/2007	10,000,000
5,000,000	5.600	01/11/2007	5,000,000
MetLife, Inc.(b)
10,000,000	5.421	02/22/2007	10,000,000
Morgan Stanley
5,000,000	5.362	01/02/2007	5,000,000
5,000,000	5.383	01/02/2007	5,000,000
5,000,000	5.370	01/03/2007	5,000,000
SouthTrust Bank
5,000,000	5.420	03/14/2007	5,002,092
SunTrust Bank
5,000,000	5.319	01/02/2007	5,000,083
5,000,000	5.300	01/09/2007	4,999,948
Wachovia Asset Securitization, Inc.(b)
6,911,232	5.340	01/25/2007	6,911,232

Total Variable Rate Obligations			$144,916,165

Total Investments Before Repurchase Agreements			$572,399,609

Repurchase Agreements(c)—14.9%
Citigroup Global Markets, Inc.
$5,000,000	5.400%	01/02/2007	$5,000,000
Maturity Value: $5,003,000
5,000,000	5.360	01/02/2007	5,000,000
Maturity Value: $5,002,978
Repurchase Agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $10,000,000 are collateralized by Countrywide Home Loan, 6.000%, due 02/25/2037. The market value of the collateral, including accrued interest, was $10,500,000.
Joint Repurchase Agreement Account II
80,200,000	5.292	01/02/2007	80,200,000
Maturity Value: $87,158a

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(c) (continued)
Wachovia Capital Markets
$10,000,000	5.380%	01/02/2007	$10,000,000
Maturity Value: $10,005,978
Collateralized by various corporate issues 0.000% to 10.114%, due 05/01/2010 to 01/25/2037. The aggregate market value of the collateral, including accrued interest, was $10,499,805.

Total Repurchase Agreements			$100,200,000

Total Investments—99.9%			$672,599,609

Other Assets in Excess of Liabilities—0.1%			$674,133

Net Assets—100.0%			$673,273,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the London Interbank Offering Rate, Federal Funds Rate or Prime Rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $16,911,232 or approximately 2.5% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Account II appears on page 31.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Money Market Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—46.6%
Adirondack Corp.
$5,000,000	5.300%	01/23/2007	$4,983,806
5,000,000	5.320	01/25/2007	4,982,267
Altius I Funding Corp.
5,550,000	5.290	01/17/2007	5,536,951
Aspen Funding Corp.
4,000,000	5.260	01/22/2007	3,987,727
Atlantic Asset Securitization Corp.
5,000,000	5.275	03/20/2007	4,942,854
Atlantis One Funding Corp.
10,000,000	5.250	03/13/2007	9,896,458
Austra Corp.
5,400,000	5.285	01/08/2007	5,394,451
5,000,000	5.310	01/08/2007	4,994,838
BA Credit Card Trust
5,000,000	5.270	02/16/2007	4,966,331
10,000,000	5.240	03/06/2007	9,906,844
Cancara Asset Securitization Ltd.
5,000,000	5.280	01/03/2007	4,998,533
Charta LLC
5,000,000	5.290	02/01/2007	4,977,224
Concord Minutemen Capital Co. LLC
5,000,000	5.190	05/24/2007	4,896,921
Curzon Funding LLC
10,000,000	5.260	02/14/2007	9,935,711
5,000,000	5.260	02/16/2007	4,966,394
10,000,000	5.260	02/20/2007	9,926,944
Davis Square Funding VI (Delaware) Corp.
5,000,000	5.270	03/06/2007	4,953,156
Falcon Asset Securitization Corp.
5,000,000	5.340	01/22/2007	4,984,425
Fountain Square Commercial Funding Corp.
10,000,000	5.260	02/12/2007	9,938,633
5,000,000	5.260	02/28/2007	4,957,628
G Street Finance (Delaware) Corp.
5,000,000	5.320	01/25/2007	4,982,267
Gemini Securitization Corp.
5,000,000	5.260	01/24/2007	4,983,197
5,000,000	5.260	01/31/2007	4,978,083
George Street Finance LLC
5,000,000	5.340	01/16/2007	4,988,875
Grampian Funding LLC
5,000,000	5.270	03/22/2007	4,941,444
KLIO Funding Corp.
10,000,000	5.260	02/01/2007	9,954,706
KLIO III Funding Corp.
5,000,000	5.370	01/23/2007	4,983,592
5,000,000	5.360	01/26/2007	4,981,389
Liberty Street Funding Corp.
5,000,000	5.320	01/02/2007	4,999,261
Mane Funding Corp.
5,000,000	5.270	03/20/2007	4,942,908
Monument Gardens Funding
5,000,000	5.370	01/04/2007	4,997,763
10,000,000	5.280	02/20/2007	9,926,667
Nieuw Amsterdam Receivables Corp.
5,649,000	5.280	01/03/2007	5,647,343
North Sea Funding LLC
7,000,000	5.260	02/15/2007	6,953,975
5,000,000	5.250	03/06/2007	4,953,333
Northern Rock PLC
5,888,000	5.260	01/30/2007	5,863,051
Simba Funding Corp.
5,000,000	5.260	01/29/2007	4,979,544
Three Pillars Funding LLC
10,000,000	5.260	02/23/2007	9,922,561
Tulip Funding Corp.
5,000,000	5.380	01/29/2007	4,979,078
10,000,000	5.270	03/01/2007	9,913,631
Variable Funding Capital Corp.
10,000,000	5.270	01/04/2007	9,995,608
Commercial Banks
Irish Life & Permanent PLC
4,000,000	5.260	01/18/2007	3,990,064

Total Commercial Paper and Corporate Obligations			$260,986,436

Certificate of Deposit-Eurodollar—3.0%
Alliance & Leicester PLC
$17,000,000	4.740%	01/09/2007	$16,999,964

Certificates of Deposit-Yankeedollar—9.5%
Barclays Bank PLC
$5,000,000	5.330%	01/16/2007	$5,000,000
Credit Suisse First Boston, Inc.
10,000,000	4.800	01/12/2007	10,000,000
DePfa Bank PLC
10,000,000	5.360	01/16/2007	10,000,000
Deutsche Bank AG
3,000,000	5.400	11/21/2007	3,000,000
Norinchukin Bank NY
10,000,000	5.350	01/16/2007	9,999,984
5,000,000	5.350	02/26/2007	5,000,000
5,000,000	5.350	02/27/2007	5,000,000
Westpac Banking Corp.
5,000,000	5.490	08/03/2007	4,999,458

Total Certificates of Deposit-Yankeedollar			$52,999,442

Master Demand Note—0.9%
Merrill Lynch Mortgage Capital, Inc.
$5,000,000	5.433%	01/03/2007	$5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Master Demand Note (continued)
Medium Term Notes—1.4%
UBS AG Stamford
$3,000,000	5.400%	11/28/2007	$3,000,000
Wal-Mart Stores, Inc.
5,000,000	5.502	07/16/2007	5,001,729

Total Medium Term Notes			$8,001,729

U.S. Government Agency Obligation—1.3%
Federal Home Loan Bank
$7,000,000	5.550%	08/08/2007	$6,999,160

Variable Rate Obligations(a)—22.0%
Australia and New Zealand Banking Group Ltd.
$4,000,000	5.350%	01/23/2007	$4,000,000
Bank of Ireland
20,000,000	5.350	01/22/2007	20,000,000
Barclays Bank PLC
5,000,000	5.295	01/04/2007	4,999,675
BNP Paribas SA
7,000,000	5.310	01/03/2007	6,998,360
Calyon
15,000,000	5.290	01/03/2007	14,996,603
Commonwealth Bank of Australia
2,000,000	5.350	01/24/2007	2,000,000
General Electric Capital Corp.
15,000,000	5.475	01/09/2007	15,000,000
Merrill Lynch & Co., Inc.
10,000,000	5.410	01/04/2007	10,000,000
Morgan Stanley
10,000,000	5.383	01/02/2007	10,000,000
New York Life Insurance Co.(b)
10,000,000	5.432	03/16/2007	10,000,000
Skandinaviska Enskilda Banken AB
10,000,000	5.340	01/11/2007	10,000,000
Societe Generale
15,000,000	5.340	01/02/2007	15,000,000

Total Variable Rate Obligations			$122,994,638

Total Investments Before Repurchase Agreements			$473,981,369

Repurchase Agreements(c)—14.9%
Joint Repurchase Agreement Account II
$73,200,000	5.292%	01/02/2007	$73,200,000
Maturity Value: $73,243,042
Wachovia Capital Markets
10,000,000	5.380	01/02/2007	10,000,000
Maturity Value: $10,005,978
Collateralized by various corporate issues, 0.000% to 10.114%, due 03/25/2015 to 05/25/2037. The aggregate market value of the collateral, including accrued interest, was $10,499,998.

Total Repurchase Agreements			$83,200,000

Total Investments—99.6%			$557,181,369

Other Assets in Excess of Liabilities—0.4%			$2,271,551

Net Assets—100.0%			$559,452,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the London Interbank Offering Rate or Federal Funds Rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $10,000,000 or approximately 1.8% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Account II appears on page 31.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Government Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations(a)—9.2%
Federal Home Loan Bank
$1,000,000	5.230%	01/04/2007	$999,907
Federal Home Loan Mortgage Corp.
3,000,000	5.230	03/22/2007	2,999,518
Federal National Mortgage Association
3,000,000	5.225	03/21/2007	2,999,452

Total U.S. Government Agency Obligations			$6,998,877

Repurchase Agreement(b)—90.8%
Joint Repurchase Agreement Account II
$68,700,000	5.292%	01/02/2007	$68,700,000
Maturity Value: $68,740,396

Total Investments—100.0%			$75,698,877

Liabilities in Excess of Other Assets			$(34,270)

Net Assets—100.0%			$75,664,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the London Interbank Offering Rate.
(b)	Joint repurchase agreement was entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Account II appears on page 31.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Obligations Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements(a)—100.1%
Bank of America Securities LLC
$7,500,000	5.270%	09/18/2007	$7,500,000
Maturity Value: $7,900,740
Dated: 09/18/2006
Collateralized by U.S. Treasury Note, 3.625%, due 01/15/2008. The market value of the collateral, including accrued interest, was $7,650,590.
Bank of America Securities LLC
26,000,000	5.190	04/24/2007	26,000,000
Maturity Value: $27,368,142
Dated: 04/24/2006
Collateralized by U.S. Treasury Notes, 3.625% to 3.875%, due 01/15/2008 to 01/15/2009 The aggregate market value of the collateral, including accrued interest, was $26,521,188.
Joint Repurchase Agreement Account I
644,300,000	4.832	01/02/2007	644,300,000
Maturity Value: $644,645,918
UBS Securities LLC
4,000,000	5.210	10/15/2007	4,000,000
Maturity Value: $4,213,031
Dated: 10/12/2006
Collateralized by U.S. Treasury STRIP, 4.250%, due 08/15/2014. The market value of the collateral, including accrued interest, was $4,082,703.
UBS Securities LLC
9,000,000	5.380	08/14/2007	9,000,000
Maturity Value: $9,489,580
Dated: 08/15/2006
Collateralized by U.S. Treasury STRIPS, 3.000% to 6.125%, due 08/15/2007 to 02/15/2013. The aggregate market value of the collateral, including accrued interest, was $9,183,011.
UBS Securities LLC
18,000,000	4.820	02/05/2007	18,000,000
Maturity Value: $18,870,010
Dated: 02/09/2006
Collateralized by U.S. Treasury Notes, 4.250%, due 01/15/2014 to 08/15/2014. The aggregate market value, including accrued interest, was $18,360,490.
9,000,000	5.320	08/13/2007	9,000,000
Maturity Value: $9,481,460
Dated: 08/16/2006
Collateralized by U.S. Treasury STRIP, 5.500%, due 02/15/2008. The market value of the collateral, including accrued interest, was $9,181,317.
UBS Securities LLC
15,000,000	5.080	03/26/2007	15,000,000
Maturity Value: $15,766,233
Dated: 03/29/2006
Collateralized by U.S. Treasury STRIPS, 0.000% to 11.750%, due 01/15/2007 to 01/15/2014. The aggregate market value, including accrued interest, was $15,300,596.

Total Investments—100.1%			$732,800,000

Liabilities in Excess of Other Assets—(0.1)%			$(767,953)

Net Assets—100.0%			$732,032,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 29, 2006. Additional information on Joint Repurchase Agreement Account I appears on page 30.

Investment Abbreviations:

STRIP	—	Separate Trading of Registered Interest and Principal

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Instruments Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.4%
United States Treasury Bills
$14,300,000	4.650%	01/04/2007	$14,294,459
12,000,000	4.775	01/04/2007	11,995,225
12,000,000	4.780	01/04/2007	11,995,220
14,000,000	4.785	01/04/2007	13,994,418
7,200,000	4.800	01/04/2007	7,197,120
9,000,000	4.805	01/04/2007	8,996,396
11,800,000	4.750	01/11/2007	11,784,431
700,000	4.590	01/18/2007	698,483
700,000	4.700	01/18/2007	698,446
200,000	4.730	01/18/2007	199,553
41,900,000	4.935	02/01/2007	41,721,942
13,600,000	4.985	02/01/2007	13,541,620
50,000,000	4.905	03/01/2007	49,598,063
2,300,000	4.865	03/29/2007	2,272,959
3,200,000	4.880	03/29/2007	3,162,261

Total Investments—100.4%			$192,150,596

Liabilities in Excess of Other Assets—(0.4)%			$(755,169)

Net Assets—100.0%			$191,395,427

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Federal Portfolio
December 31, 2006

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.6%
Federal Farm Credit Bank
$25,000,000	5.210	%(a)	01/02/2007	$24,992,609
20,000,000	5.219(a)		01/01/2007	19,999,186
15,000,000	5.220(a)		01/02/2007	14,995,910
59,000,000	5.230(a)		01/02/2007	58,986,870
25,000,000	5.239(a)		01/01/2007	24,999,166
25,000,000	5.240(a)		01/02/2007	24,992,575
15,000,000	5.270(a)		01/02/2007	14,999,125
10,000,000	5.194(a)		01/03/2007	9,997,808
15,000,000	5.210(a)		01/03/2007	14,997,273
9,950,000	5.265(a)		01/04/2007	9,950,409
30,000,000	5.270(a)		01/04/2007	29,999,245
52,000,000	5.220(a)		01/05/2007	51,996,911
20,000,000	5.140		01/08/2007	19,980,011
50,000,000	5.260(a)		01/11/2007	50,000,000
15,000,000	5.215(a)		01/13/2007	14,994,386
12,500,000	5.250(a)		01/17/2007	12,499,642
12,500,000	5.250(a)		01/20/2007	12,499,737
40,000,000	5.270(a)		01/22/2007	39,999,366
4,000,000	5.240(a)		01/23/2007	3,999,954
Federal Home Loan Bank
9,000,000	5.220(a)		01/02/2007	8,994,848
12,000,000	5.170		01/03/2007	11,996,553
100,000,000	5.210(a)		01/03/2007	99,980,185
25,000,000	5.230(a)		01/04/2007	24,997,665
22,100,000	5.170		01/05/2007	22,087,305
110,000,000	5.230(a)		01/06/2007	109,978,109
100,000,000	5.150		01/10/2007	99,871,250
35,000,000	5.155		01/10/2007	34,954,894
10,000,000	5.210(a)		01/10/2007	9,993,212
15,240,000	5.270		01/10/2007	15,219,921
41,766,000	5.120		01/11/2007	41,706,599
134,000,000	5.160		01/12/2007	133,788,727
49,000,000	5.165		01/12/2007	48,922,668
45,000,000	5.199(a)		01/16/2007	44,971,870
65,000,000	5.170		01/17/2007	64,850,644
5,500,000	3.500		01/18/2007	5,497,096
19,000,000	5.195		01/19/2007	18,950,647
11,000,000	4.000		01/23/2007	10,994,575
4,600,000	4.625		01/23/2007	4,599,719
20,000,000	5.135		01/24/2007	19,934,386
12,000,000	5.140		01/24/2007	11,960,593
54,000,000	5.190		01/24/2007	53,820,945
7,000,000	5.135		01/26/2007	6,975,038
15,000,000	5.140		01/26/2007	14,946,458
9,500,000	4.625		01/30/2007	9,499,243
40,000,000	5.150		02/07/2007	39,788,278
27,000,000	5.145		02/09/2007	26,849,509
14,000,000	5.145		02/14/2007	13,911,963
15,000,000	5.147		02/14/2007	14,905,638
10,000,000	4.875		02/15/2007	9,998,554
11,000,000	5.147		02/16/2007	10,927,649
40,000,000	5.145		02/21/2007	39,708,450
90,000,000	5.190(a)		02/28/2007	89,932,542
30,000,000	4.885		03/05/2007	29,985,703
14,100,000	5.125		03/09/2007	13,965,511
15,495,000	5.140		03/16/2007	15,331,287
80,000,000	5.205(a)		03/19/2007	79,962,364
8,500,000	5.000		03/20/2007	8,496,220
50,000,000	5.155		03/23/2007	49,420,062
20,000,000	5.160		03/23/2007	19,767,800
5,600,000	4.250		04/16/2007	5,584,016
4,100,000	4.000		04/25/2007	4,084,241
7,045,000	5.125		06/01/2007	7,039,725
2,900,000	3.625		06/20/2007	2,875,190
9,000,000	4.625		07/16/2007	8,956,949
4,700,000	4.625		07/18/2007	4,678,032
15,300,000	5.500		07/20/2007	15,307,542
3,500,000	2.300		07/24/2007	3,439,442
35,000,000	5.550		08/08/2007	34,995,800
13,000,000	3.060		11/21/2007	12,764,326
7,750,000	3.085		12/21/2007	7,600,550
20,000,000	5.410		12/28/2007	20,000,000

Total Investments—99.6%				$1,974,650,676

Other Assets in Excess of Liabilities—0.4%				$7,236,330

Net Assets—100.0%				$1,981,887,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offering Rate or Prime Rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—4.7%
Alabama Special Care Facilities Financing Authority VRDN RB Series 1522 (Morgan Stanley) (F1+) (a)
$4,150,000	3.950%	01/04/2007	$4,150,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/ VMIG1)
2,270,000	3.930	01/04/2007	2,270,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/ P-1)
4,675,000	3.980	01/04/2007	4,675,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	4.000	01/02/2007	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
6,500,000	4.000	01/02/2007	6,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
4,600,000	3.970	01/04/2007	4,600,000

			$32,995,000

Alaska—0.4%
Alaska State Housing Finance Corp. VRDN RB Spears Series 2005 DB-131 (FGIC) (Deutsche Bank A.G.) (F1+)(a)
$2,845,000	3.940%	01/04/2007	$2,845,000

Arizona—1.3%
Phoenix Civic Improvement Corp. Excise Tax VRDN RB CTFS Macon Trust Series L (FGIC) (Bank of America N.A. SPA) (VMIG1)(a)
$4,675,000	3.950%	01/04/2007	$4,675,000
Scottsdale Municipal Property Corp. VRDN RB Excise Tax Putters Series 1570 (JPMorgan Chase & Co.) (A-1+)(a)
4,500,000	3.970	01/04/2007	4,500,000

			$9,175,000

Arkansas—0.9%
University of Arkansas VRDN RB Series 1396 (AMBAC) (Morgan Stanley) (VMIG1)(a)
$6,289,000	3.950%	01/04/2007	$6,289,000

Colorado—1.2%
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$6,700,000	3.930%	01/03/2007	$6,700,000
Colorado State TRANS General Funding (SP-1+)
2,000,000	4.500	06/27/2007	2,006,732

			$8,706,732

Delaware—0.1%
Delaware Wastewater Municipal Trust Receipts VRDN RB Floater Trust Series 06K-97 Reg. D (MBIA) (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
$1,000,000	4.030%	01/03/2007	$1,000,000

District of Columbia—0.4%
District of Columbia GO TRANS (SP-1+/ MIG1)
$3,000,000	4.250%	09/28/2007	$3,016,200

Florida—0.9%
Florida State Education System Improvements VRDN RB Floaters Series 2006-1006 (FGIC) (Bank of New York SPA) (A-1+)(a)
$3,000,000	3.950%	01/04/2007	$3,000,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank-Hessen Theuringen SPA) (A-1+/VMIG1)
1,500,000	3.600	01/18/2007	1,500,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
2,100,000	3.990	01/02/2007	2,100,000

			$6,600,000

Georgia—3.5%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (A/VMIG1)
$2,120,000	4.040%	01/02/2007	$2,120,000
Burke County Development Authority VRDN PCRB for Georgia Power Co. Plant Vogtle Series 1992 (A-1/ VMIG1)
2,500,000	3.990	01/02/2007	2,500,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley) (A-1)(a)
4,485,000	3.950	01/04/2007	4,485,000
Georgia State GO Series 2006 G (AAA/ Aaa)
10,000,000	5.000	10/01/2007	10,109,200
Georgia State GO VRDN Putters Series 2006-1420 (JPMorgan Chase & Co.) (A-1+)(a)
2,150,000	3.970	01/04/2007	2,150,000
Gwinnett County Development Authority COPS P-Floats-MT-337 (MBIA) (BNP Paribas) (F1+)(a)
2,000,000	3.950	01/04/2007	2,000,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/ VMIG1)
1,300,000	4.040	01/02/2007	1,300,000

			$24,664,200

Idaho—0.3%
Idaho State TANS Series 2006 (SP-1+/ MIG1)
$2,000,000	4.500%	06/29/2007	$2,007,569

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois—6.6%
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Bank of New York) (VMIG1)(a)
$6,995,000	3.950%	01/03/2007	$6,995,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
4,000,000	3.960	01/04/2007	4,000,000
Illinois Finance Authority VRDB RB for Northwestern Memorial Hospital Series 2006-2 B (UBS AG SPA) (A-1+/ VMIG1)
2,600,000	4.000	01/02/2007	2,600,000
Illinois Finance Authority VRDN RB Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
2,850,000	3.950	01/04/2007	2,850,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. LOC) (A-1/VMIG1)
4,115,000	3.940	01/04/2007	4,115,000
Illinois Health System Evanston Hospital CP Series 1987 E (A-1+/VMGI)
3,000,000	3.570	03/01/2007	3,000,000
Illinois Health System Evanston Hospital CP Series 1992 S-A (A-1+/VMGI)
2,000,000	3.600	01/18/2007	2,000,000
Illinois Health System Evanston Hospital CP Series 1995 A (A-1+/VMGI)
3,000,000	3.550	01/25/2007	3,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A (A-1+/VMGI)
4,000,000	3.620	04/05/2007	4,000,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank) (F1+)(a)
6,945,000	3.940	01/04/2007	6,945,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005 1014 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,945,000	3.970	01/04/2007	1,945,000
Schaumburg GO VRDN Series 1346 (FGIC) (Morgan Stanley Municipal Products) (VMIG1)(a)
4,918,500	3.950	01/04/2007	4,918,500

			$46,368,500

Indiana—1.2%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.960%	01/04/2007	$5,000,000
Indiana Toll Road Commission RB Merlots Series A-104 (Bank of New York) (A-1+)(a)
3,245,000	3.950	01/03/2007	3,245,000

			$8,245,000

Iowa—0.4%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/ VMIG1)
$900,000	3.950%	01/03/2007	$900,000
Iowa State TRANS (SP-1+/ MIG1)
2,000,000	4.250	06/29/2007	2,006,938

			$2,906,938

Kansas—0.7%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$5,000,000	3.950%	01/04/2007	$5,000,000

Kentucky—2.4%
Kentucky Asset/ Liability Commission General Funding TRANS Series 2006 (SP-1+/ MIG1)
$2,500,000	4.500%	06/28/2007	$2,509,407
Louisville & Jefferson County Metropolitan Sewer District & Drain Systems VRDN RB Eagle Series 2006-53 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)
14,000,000	3.960	01/04/2007	14,000,000

			$16,509,407

Louisiana—0.7%
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (SunTrust Bank LOC) (A-1+)
$4,630,000	3.990%	01/02/2007	$4,630,000

Massachusetts—1.2%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Eagle Series 2005-0087 Class A (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
$3,700,000	3.960%	01/04/2007	$3,700,000
Massachusetts State GO VRDN Merlots Series 2006 B-06 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	3.940	01/03/2007	4,000,000
Massachusetts Water Resources Authority CP Series S-94 (Bayersiche Landesbank LOC) (A-1+/P-1)
1,000,000	3.580	03/08/2007	1,000,000

			$8,700,000

Michigan—4.4%
Detroit Sewage Disposal VRDN RB Floaters Series 1182 (FGIC) (Cooperative Centrale Raiffeisen-Boerenleenbank SPA) (A-1)(a)
$6,125,000	3.950%	01/04/2007	$6,125,000
Detroit Sewage Disposal VRDN RB Floaters Series 2006-1441 (FGIC) (Morgan Stanley) (F1+)(a)
3,570,000	3.950	01/04/2007	3,570,000
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (BNP Paribas SPA) (A-1+)(a)
13,205,000	3.940	01/04/2007	13,205,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Building Authority VRDN RB Eagle Series 2006-0156 (FGIC) (Citibank N.A.) (A-1+) (a)
$3,000,000	3.960%	01/04/2007	$3,000,000
Michigan State Building Authority VRDN RB P-Floats-PT 3611 (FGIC) (Depfa Bank PLC SPA) (F1+)(a)
5,000,000	3.940	01/04/2007	5,000,000

			$30,900,000

Mississippi—0.7%
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
$4,970,000	3.950%	01/03/2007	$4,970,000

Missouri—2.7%
ABN AMRO Munitops Certificate Trust VRDN RB for Missouri Non-AMT Series 2006-72 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)(a)
$2,150,000	3.950%	01/04/2007	$2,150,000
Curators University of Missouri Systems Facilities VRDN RB Series 2006 A (A-1+/ VMIG1)
4,310,000	3.980	01/02/2007	4,310,000
Missouri State Board of Public Buildings Special Obligations VRDN RB Putters Series 1501 (JPMorgan Chase & Co.) (VMIG1)(a)
4,300,000	3.970	01/04/2007	4,300,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(a)
3,281,500	3.950	01/04/2007	3,281,500
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/ VMIG1)
4,900,000	3.980	01/02/2007	4,900,000

			$18,941,500

Montana—0.5%
Forsyth VRDN PCRB Refunding for Pacificorp Project Series 1988 (BNP Paribas LOC) (A-1+/ P-1)
$3,600,000	4.000%	01/02/2007	$3,600,000

Nebraska—0.6%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen) (A-1)(a)
$4,000,000	3.960%	01/04/2007	$4,000,000

Nevada—3.3%
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/ VMIG1)
$2,000,000	3.900%	01/03/2007	$2,000,000
Clark County GO VRDN Merlots Series 2006 C-06 (AMBAC) (Bank of New York SPA) (A-1+)(a)
5,000,000	3.950	01/03/2007	5,000,000
Clark County GO VRDN Merlots Series 2006 D-09 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
1,970,000	3.950	01/03/2007	1,970,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA) (A-1+) (a)
6,920,000	3.960	01/04/2007	6,920,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Clark County Series 2006-0146 (AMBAC) (U.S. Bank N.A.) (A-1+)(b)
2,500,000	3.600	06/06/2007	2,500,000
Eclipse Funding Trust GO VRDN Solar Eclipse for Washoe County Series 2006-0142 (MBIA) (U.S. Bank N.A.) (A-1+)(a)
2,000,000	3.940	01/04/2007	2,000,000
Nevada State Municipal Securities Trust Receipts Series 1997-SG 114 (Societe General) (A-1)(a)
3,000,000	3.940	01/04/2007	3,000,000

			$23,390,000

New Jersey—1.8%
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2006 B-04 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$7,180,000	3.940%	01/03/2007	$7,180,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2002 A05 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,220,000	3.940	01/03/2007	5,220,000

			$12,400,000

New York—0.9%
New York City Transitional Finance Authority BANS (SP-1+/ MIG1)
$3,000,000	4.250%	06/29/2007	$3,010,411
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(a)
3,600,000	3.950	01/04/2007	3,600,000

			$6,610,411

North Carolina—2.9%
North Carolina Capital Facilities Finance Agency GO VRDN Floaters Series 1512 (Morgan Stanley) (VMIG1)(a)
$2,000,000	3.950%	01/04/2007	$2,000,000
North Carolina Capital Facilities Finance Agency VRDN RB ROCS RR II R-9048 (Citibank N.A. SPA) (VMIG1)(a)
7,200,000	3.950	01/04/2007	7,200,000
University of North Carolina for Chapel Hill Hospital VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
2,800,000	4.000	01/02/2007	2,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.960	01/04/2007	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
University of North Carolina VRDN RB Series 2006-1287 (Morgan Stanley SPA) (A-1)(a)
$3,000,000	3.950%	01/04/2007	$3,000,000

			$20,000,000

Ohio—0.6%
Cincinnati City School District GO VRDN Floaters Series 1511 (FGIC) (Cooperative Centrale Raiffeisen-Boerenleenbank SPA) (VMIG1)(a)
$1,890,000	3.950%	01/04/2007	$1,890,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/ VMIG1)
2,200,000	3.930	01/03/2007	2,200,000

			$4,090,000

Oregon—4.3%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$30,000,000	3.930%	01/03/2007	$30,000,000

Pennsylvania—2.4%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(a)
$2,000,000	3.950%	01/04/2007	$2,000,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (BNP Paribas SPA) (A-1+)(a)
2,995,000	3.750	01/04/2007	2,995,000
Geisinger Authority Health Systems VRDN RB Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
4,855,000	3.980	01/02/2007	4,855,000
Pennsylvania GO VRDN Merlots Series 2004 B-15 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,980,000	3.950	01/03/2007	4,980,000
Philadelphia GO TRANS Series 2006 (SP-1+/ MIG1)
2,000,000	4.500	06/29/2007	2,006,910

			$16,836,910

South Carolina—0.6%
South Carolina State GO VRDN ROCS RR II R-692WF (Wells Fargo Bank) (VMIG1)(a)
$4,090,000	3.960%	01/04/2007	$4,090,000

Tennessee—3.6%
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/P-1)
$1,500,000	3.550%	04/05/2007	$1,500,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(a)
5,605,000	3.950	01/04/2007	5,605,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
16,335,000	3.920	01/04/2007	16,335,000
Metropolitan Government of Nashville County CP Series 2005 (A-1+)
2,000,000	3.600	02/13/2007	2,000,000

			$25,440,000

Texas—20.3%
City of Austin Water & Wastewater Systems VRDN RB Series 2006-1281 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
$5,000,000	3.950%	01/04/2007	$5,000,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+/P-1)
7,500,000	3.630	02/08/2007	7,500,000
City of Houston CP Series F (Depfa Bank PLC SPA) (A-1+/P-1)
1,400,000	3.600	02/20/2007	1,400,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
1,000,000	3.650	01/10/2007	1,000,000
3,000,000	3.580	02/20/2007	3,000,000
2,500,000	3.680	04/03/2007	2,500,000
4,000,000	3.800	04/03/2007	4,000,000
3,200,000	3.550	04/05/2007	3,200,000
Eclipse Funding Trust GO VRDN Solar Eclipse Keller Independent School District (PSF-GTD) (U.S. Bank N.A.) (A-1+)(a)
4,990,000	3.940	01/04/2007	4,990,000
Harris County GO VRDN Eagle 2006-0154 Class A (Citibank N.A.) (A-1+)(a)
6,255,000	3.960	01/04/2007	6,255,000
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)
2,900,000	3.990	01/02/2007	2,900,000
Houston Independent School District GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
4,830,000	3.970	01/04/2007	4,830,000
Houston Utilities System VRDN RB Eagle 2006-0078 Class A (MBIA) (Bayerische Landesbank SPA) (A-1)(a)
17,650,000	3.960	01/04/2007	17,650,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
12,150,000	3.950	01/03/2007	12,150,000
Lehman Municipal Trust Receipts GO VRDN for Dallas Texas Independent School District Floater Trust Series 06-P86 Reg. D (PSF-GTD) (Lehman Brothers Holdings, Inc. SPA) (A-1/ VMIG1)(a)
5,235,000	4.030	01/03/2007	5,235,000
Mansfield Independent School District GO VRDN Putters Series 1332 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
4,310,000	3.970	01/04/2007	4,310,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Mansfield Independent School District GO VRDN Spears Series 2005 DB-159 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
$5,610,000	3.940%	01/04/2007	$5,610,000
Mesquite Independent School District GO VRDN Putters Series 2005 1033 (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(a)
5,260,000	3.970	01/04/2007	5,260,000
North East Independent School District GO VRDN Putters Series 2006-1395 (PSF-GTD) (JPMorgan Chase & Co.) (A-1+)(a)
2,870,000	3.970	01/04/2007	2,870,000
North Texas Tollway Authority CP Series A (A-1+/P-1)
2,000,000	3.600	03/08/2007	2,000,000
RBC Municipal Products, Inc. Trust VRDN RB Floater Certificates for Austin Water & Wastewater Series 2006 I-4 (MBIA) (Royal Bank of Canada) (VMIG1)(a)
1,865,000	3.950	01/04/2007	1,865,000
San Antonio Electric & Gas Refunding RB Series 2003 (AA/ Aa1)
5,000,000	5.250	02/01/2007	5,007,181
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./ State Street Corp. SPA) (A-1+/P-1)
3,000,000	3.580	02/08/2007	3,000,000
San Antonio Electric and Gas VRDN RB Putters Series 2005-1121 (JPMorgan Chase) (A-1+)(a)
4,405,000	3.970	01/04/2007	4,405,000
San Antonio GO VRDN Putters Series 1611 (JPMorgan Chase & Co) (A-1+)(a)
7,690,000	3.870	01/04/2007	7,690,000
Texas State TRANS Series 2006 (SP-1+/ MIG1)
11,085,000	4.500	08/31/2007	11,151,366
Texas State Transportation Commission Trust Certificates VRDN RB Series 2006-7026 (Bear Sterns Capital Markets) (VMIG1)(a)
2,000,000	3.950	01/04/2007	2,000,000
Texas State Transportation Commission VRDN RB Putters Series 1297 (JPMorgan Chase & Co.) (A-1+) (a)
6,115,000	3.970	01/04/2007	6,115,000

			$142,893,547

Utah—1.9%
Utah Transit Authority VRDN RB Sales Tax Merlots Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$5,000,000	3.950%	01/03/2007	$5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
4,000,000	3.960	01/03/2007	4,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)
4,600,000	3.930	01/03/2007	4,600,000

			$13,600,000

Washington—4.8%
Clark County GO VRDN School District No. 119 Battleground Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G.) (F1+)(a)
$5,395,000	3.940%	01/04/2007	$5,395,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,990,000	3.950	01/03/2007	4,990,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+) (a)
12,000,000	3.960	01/04/2007	12,000,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
6,347,500	3.950	01/04/2007	6,347,500
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	3.950	01/03/2007	5,000,000

			$33,732,500

Wisconsin—1.1%
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(a)
$7,500,000	3.960%	01/04/2007	$7,500,000

Other Tax-Exempt Securities—14.4%
JPMorgan Chase & Co. VRDN RB Putters Series 2006-1632P (AMBAC/ FGIC/ FSA) (JPMorgan Chase & Co.)(a)
$10,000,000	4.110%	01/04/2007	$10,000,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (FGIC, AMBAC, FSA, MBIA, XLCA) (Merrill Lynch Capital Services) (F1+)(a)
32,910,000	4.110	01/04/2007	32,910,000
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services) (F1+)(a)
27,783,000	4.110	01/04/2007	27,783,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Tax-Exempt Securities (continued)
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (FGIC, AMBAC, FSA, MBIA & PSF-GTD) (Merrill Lynch Capital Services) (F1+)(a)
$30,890,000	4.110%	01/04/2007	$30,890,000

			$101,583,000

Total Investments—98.7%			$694,236,414

Other Assets in Excess of Liabilities—1.3%			$8,898,937

Net Assets—100.0%			$703,135,351

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2006, these securities amounted to $464,994,500 or approximately 66.1% of net assets.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2006, these securities amounted to $2,500,000 or approximately 0.4% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 2006

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CTFS	—	Certificates
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDB	—	Industrial Development Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—98.2%
Abag Finance Authority VRDN RB for Menlo School Series 2003 (Allied Irish Bank PLC LOC) (VMIG1)
$13,700,000	3.790%	01/04/2007	$13,700,000
ABN AMRO Munitops GO VRDN Non-AMT Trust Certificates (Chabot-Las Positas) Series 2004-12 (MBIA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
9,950,000	3.930	01/04/2007	9,950,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005 (AMBAC) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
5,000,000	3.940	01/04/2007	5,000,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2005-32 (AMBAC) (ABN Amro Bank N.V. SPA) (F1+)(a)
12,000,000	3.940	01/04/2007	12,000,000
Calabasas COPS Floaters Series 1541 (AMBAC) (Morgan Stanley Municipal) (A-1)(a)
4,980,000	3.900	01/04/2007	4,980,000
California Educational Facilities Authority VRDN RB Eagle Series 2006-0031 Class A (Citibank N.A. SPA) (A-1+)(a)
5,825,000	3.920	01/04/2007	5,825,000
California Educational Facilities Authority VRDN RB for Pomona College Series 2005 B (A-1+/ VMIG1)
2,500,000	3.750	01/04/2007	2,500,000
California Educational Facilities Authority VRDN RB for STARS Series 2006-146 (BNP Paribas SPA) (VMIG1)(a)
8,755,000	3.910	01/04/2007	8,755,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
7,000,000	3.900	01/04/2007	7,000,000
California Health Facilities Financing Authority VRDN RB Floater Certificates Series 1998-26 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,000,000	3.900	01/04/2007	3,000,000
California Health Facilities Financing Authority VRDN RB for Catholic West Health Facilities Series 2005-H (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,300,000	3.730	01/03/2007	1,300,000
California Health Facilities Financing Authority VRDN RB for Catholic West Health Facilities Series 2005-I (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,000,000	3.800	01/03/2007	1,000,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,000,000	3.770	01/03/2007	1,000,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/ VMIG1)
11,215,000	3.820	01/03/2007	11,215,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-1 (Bank of New York/ California State Teachers Retirement LOC) (A-1+/ VMIG1)
12,075,000	3.920	01/02/2007	12,075,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-2 (BNP Paribas LOC) (A-1+/ VMIG1)
1,100,000	3.860	01/02/2007	1,100,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 Subseries B-3 (Bank of New York LOC) (A-1+/ VMIG1)
1,095,000	3.750	01/02/2007	1,095,000
California State Economic Recovery VRDN RB Series 2004 C-8 (Lloyds TSB Bank PLC LOC) (A-1+/ VMIG1)
1,100,000	3.750	01/02/2007	1,100,000
California State GO VRDN Floating Rate Series 2003 A-2 (JPMorgan Chase & Co. and Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
2,000,000	3.750	01/02/2007	2,000,000
California State GO VRDN P-Floats-PT 1555 (FGIC-TCRS) (Merrill Lynch Capital Services SPA) (AAA/ F1+)(a)
5,300,000	3.920	01/04/2007	5,300,000
California State GO VRDN Series B Subseries B-5 (Depfa Bank PLC LOC) (A-1+/ VMIG1)
4,900,000	3.780	01/03/2007	4,900,000
California State University VRDN RB P-Floats-PT-2660 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,165,000	3.920	01/04/2007	5,165,000
California State University VRDN RB Putters Series 2006-1435 (MBIA) (JPMorgan Chase & Co. SPA) (A-1)(a)
1,000,000	3.910	01/04/2007	1,000,000
California State VRDN RB Economic Recovery Series C-18 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
1,205,000	3.750	01/03/2007	1,205,000
California State VRDN RB Department Water Resources Power Supply Subseries G-2 (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
2,400,000	3.840	01/04/2007	2,400,000
California Statewide Communities Development Authority RB TANS for San Bernadino County Series 2006 A-5 (SP-1+/MIG1)
2,000,000	4.500	06/29/2007	2,008,806
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
400,000	3.770	01/03/2007	400,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
5,200,000	3.770	01/03/2007	5,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1)
7,800,000	3.820	01/03/2007	7,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
2,600,000	3.820	01/03/2007	2,600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
$1,000,000	3.770%	01/03/2007	$1,000,000
California Statewide Communities Development Authority VRDN RB Putters Series 2006-1425 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,900,000	3.910	01/04/2007	4,900,000
City of Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,900,000	3.820	01/04/2007	1,900,000
City of Los Angeles TRANS (SP-1+/ MIG1)
5,000,000	4.500	06/29/2007	5,017,849
East Bay Municipal Utility District Water Systems VRDN RB Floaters Series 1414 (A-1)(a)
4,925,000	3.900	01/04/2007	4,925,000
East Bay Municipal Utility District Water Systems VRDN RB for Eagle Series 206-0080 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.920	01/04/2007	3,000,000
Eastern Municipal Water District Water & Sewer Revenue VRDN COPS Series 2003 B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
1,700,000	3.730	01/04/2007	1,700,000
Fremont Unified High School District Santa Clara County GO VRDN P-Floats-PT 2510 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,500,000	3.920	01/04/2007	3,500,000
Fremont VRDN COPS for Family Resources Center Financing Project Series 1998 (KBC Bank N.V. LOC) (A-1+)
4,600,000	3.840	01/04/2007	4,600,000
Grossmont-Cuyamaca Community College District GO VRDN Series 2005-1130 (FGIC) (Morgan Stanley SPA) (VMIG1)(a)
3,000,000	3.900	01/04/2007	3,000,000
Grossmont-Cuyamaca Community College GO VRDN ROCS RR-II-R 6520 Series 2005 (FGIC) (Citigroup, Inc.) (VMIG1)(a)
2,880,000	3.910	01/04/2007	2,880,000
Huntington Beach MF Hsg. VRDN RB for Essex Huntington Breakers Series 1996 A (FHLMC LOC) (VMIG1)
14,100,000	3.780	01/03/2007	14,100,000
Irvine Ranch Water District GO VRDN NOS 105 140 240 & 250 Series 1995 (State Street Corp. LOC) (A-1+/ VMIG1)
7,500,000	3.750	01/02/2007	7,500,000
Lehman Municipal Trust Receipts Metropolitan Water District VRDN Series 2003 K81 (VMIG1)(a)
4,000,000	3.900	01/03/2007	4,000,000
Los Angeles Community College District GO Bonds 2003 Election Series 2006 E (AA-)
4,000,000	4.500	08/01/2007	4,024,863
Los Angeles Community College GO VRDN P-Floats-PT 2585 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,260,000	3.920	01/04/2007	5,260,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
3,861,000	3.750	01/04/2007	3,861,000
Los Angeles County Housing Authority VRDN RB for Malibu Canyon Apartments Project Series 1985 B (FHLMC LOC) (A-1+)
5,700,000	3.750	01/02/2007	5,700,000
Los Angeles County Pension Obligation Adjustable Refunding RB Series 1996 C (AMBAC) (Bank of Nova Scotia SPA) (A-1+/ VMIG1)
1,400,000	3.710	01/03/2007	1,400,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Citibank N.A. SPA) (A-1)(a)
3,200,000	3.920	01/04/2007	3,200,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2001 B-7 (Bank of America N.A., Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
4,750,000	3.820	01/04/2007	4,750,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/ VMIG1)
2,950,000	3.730	01/04/2007	2,950,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-8 (National Australia Bank, Lloyds TSB Bank PLC and Fortis Bank SPA) (A-1+/ VMIG1)
6,100,000	3.790	01/04/2007	6,100,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,695,000	3.910	01/04/2007	1,695,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1) (a)
3,275,000	3.900	01/04/2007	3,275,000
Los Angeles Municipal Improvement Corp. CP Series 2004 (Bank of America N.A. LOC) (A-1+/P-1)
4,500,000	3.550	02/06/2007	4,500,000
5,000,000	3.460	03/09/2007	5,000,000
Los Angeles Municipal Improvement Corp. CP Series 2005 (Bank of America N.A. LOC) (A-1+/P-1)
3,000,000	3.460	03/02/2007	3,000,000
5,000,000	3.570	03/07/2007	5,000,000
Los Angeles Unified School District GO VRDN Eagle Series 2003-0049 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,100,000	3.920	01/04/2007	5,100,000
Los Angeles Unified School District GO VRDN P-Floats-PA 1115 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,000,000	3.920	01/04/2007	2,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Los Angeles Unified School District GO VRDN Putters Series 2006-1558 (FGIC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$2,460,000	3.910%	01/04/2007	$2,460,000
Los Angeles Unified School District GO VRDN ROCS-RR-II-R-6089 (AMBAC) (Citibank N.A. SPA) (VMIG1) (a)
3,850,000	3.910	01/04/2007	3,850,000
Los Angeles Unified School District GO VRDN ROCS-RR-II-R-625 (MBIA) (Citibank N.A. SPA) (VMIG1) (a)
3,000,000	3.910	01/04/2007	3,000,000
Los Angeles Unified School District GO VRDN Series 2006-1542 (FGIC) (Morgan Stanley) (A-1)(a)
518,000	3.850	01/04/2007	518,000
Los Angeles Unified School District P-Floats-PT-3753 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,840,000	3.920	01/04/2007	2,840,000
Los Angeles Unified School District TRANS GO Series 2006 (SP-1+/ MIG1)
3,155,000	4.000	12/03/2007	3,170,498
2,000,000	4.500	12/03/2007	2,019,365
Los Angeles Wastewater Systems VRDN RB Eagle Series 2003-0033 A (FSA) (Citibank N.A. SPA) (A-1+)(a)
2,870,000	3.920	01/04/2007	2,870,000
Los Angeles Wastewater Systems VRDN RB Eagle Series 72005-3003 A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
3,500,000	3.920	01/04/2007	3,500,000
Los Angeles Wastewater Systems VRDN RB Refunding Subseries 2006 D (XLCA) (Bank of Nova Scotia SPA) (A-1+/VMIG1)(a)
5,000,000	3.790	01/04/2007	5,000,000
Manteca Redevelopment Agency Tax Allocation VRDN RB Series 2005 (XLCA) (State Street Corp. SPA) (A-1+)
18,060,000	3.850	01/02/2007	18,060,000
Manteca Redevelopment Agency VRDN RB Series 1423 (AMBAC) (Morgan Stanley SPA) (A-1)(a)
7,400,000	3.900	01/04/2007	7,400,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Refunding Series 2004 A-1 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
2,170,000	3.750	01/04/2007	2,170,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-3 (National Australia Bank SPA) (A-1+/ VMIG1)
2,300,000	3.750	01/02/2007	2,300,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2000 B-4 (National Australia Bank SPA) (A-1+/ VMIG1)
1,800,000	3.710	01/03/2007	1,800,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
1,000,000	3.750	01/02/2007	1,000,000
Metropolitan Water District Southern California Waterworks Revenue VRDN RB Series 2004 A-2 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
5,246,000	3.800	01/04/2007	5,246,000
MSR Public Power Agency VRDN RB for San Juan Project ROCS RR-II-R 335 Series 2005 (MBIA) (Citibank N.A. SPA) (VMIG1)(a)
4,045,000	3.910	01/04/2007	4,045,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/ VMIG1)
3,700,000	3.840	01/03/2007	3,700,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/ VMIG1)
2,800,000	3.840	01/04/2007	2,800,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/ VMIG1)
1,500,000	3.840	01/03/2007	1,500,000
Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (Bank of America SPA) (A-1+/ VMIG1)
5,560,000	3.860	01/02/2006	5,560,000
Newport Mesa California Unified School District GO VRDN P-Floats-PT 2490 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,625,000	3.920	01/04/2007	6,625,000
Oakland Joint Powers Financing Authority VRDN RB Putters Series 1253 (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,230,000	3.910	01/04/2007	4,230,000
Orange County Apartment Development VRDN RB for Niguel Summit Series 1985 A (FHLMC LOC) (VMIG1)
3,000,000	3.750	01/02/2007	3,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA) (A-1+)
1,115,000	3.750	01/04/2007	1,115,000
Orange County Apartment Development VRDN RB for Seaside Meadows Series 1984 C (FHLMC) (VMIG1)
1,900,000	3.720	01/04/2007	1,900,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyon Apartments Series 1997 A (FNMA LOC) (A-1+)
4,635,000	3.780	01/03/2007	4,635,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,400,000	3.750	01/04/2007	9,400,000
Orange County Sanitation District VRDN COPS (Depfa Bank PLC SPA) (A-1+/ VMIG1)
25,100,000	3.750	01/02/2007	25,100,000
Orange County Sanitation District VRDN COPS Series 2005-1032 (FGIC) (Morgan Stanley SPA) (VMIG1) (a)
1,500,000	3.900	01/04/2007	1,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Orange County Water District Revenue COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
$2,000,000	3.710%	01/03/2007	$2,000,000
Rancho Santiago Community College District GO VRDN P-Floats-PT-2550 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,635,000	3.920	01/04/2007	8,635,000
Rancho Santiago Community College District VRDN Merlots Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	3.930	01/03/2007	5,000,000
Reset Optional Certificates Trust II-R VRDN GO Series 2006-644 (VMIG1)(a)
4,000,000	3.910	01/04/2007	4,000,000
Roseville Unified School District GO ROCS RR III-R 2199 Series 2005 (FGIC) (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	3.910	01/04/2007	7,165,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2005-1034 (MBIA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,995,000	3.910	01/04/2007	3,995,000
Sacramento County Sanitation District Financing Authority VRDN RB Series 2006-1407 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,900,000	3.910	01/04/2007	2,900,000
Sacramento County Sanitation District Financing Authority VRDN RB Eagle Series 2004-0037 Class A (AMBAC) (Citibank N.A. SPA) (A-1)(a)
4,000,000	3.920	01/04/2007	4,000,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/ VMIG1)
5,870,000	3.800	01/03/2007	5,870,000
San Bernardino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	3.750	01/04/2007	16,600,000
San Diego County Water Authority CP (Bayerische Landesbank SPA)(a) (A-1/P-1)
5,000,000	3.530	01/09/2007	5,000,000
6,500,000	3.520	03/06/2007	6,500,000
2,000,000	3.480	03/07/2007	2,000,000
3,500,000	3.520	03/08/2007	3,500,000
4,000,000	3.580	03/08/2007	4,000,000
San Diego Unified School District GO TRANS Series 2006 A (SP-1+/ MIG1)
2,000,000	4.500	07/24/2007	2,008,604
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,500,000	3.900	01/04/2007	3,500,000
San Francisco City & County Airports Commission VRDN RB Refunding Second Series 33I (XLCA) (Depfa Bank PLC SPA) (A-1+/ VMIG1)
2,200,000	3.770	01/03/2007	2,200,000
San Francisco Transportation CP Series 2006 A (Landesbank Baden-Wurttemberg SPA) (A-1+/P-1)
7,500,000	3.450	01/09/2007	7,500,000
San Jose Financing Authority Lease VRDN RB Putters Series 1280Z (AMBAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,095,000	3.910	01/04/2007	3,095,000
Santa Clara Valley Water Authority CP (Westdeutsche Landesbank SPA) (A-1+/P-1)
5,330,000	3.530	03/20/2007	5,330,000
Triunfo County Sanitation District VRDN RB Series 1994 (BNP Paribas LOC) (A-1+)
3,410,000	3.870	01/03/2007	3,410,000
University of California VRDN RB P-Floats-PT 1859 Series 2003 (FSA) (Merrill Lynch Capital Services SPA) (A-1+)(a)
6,550,000	3.920	01/04/2007	6,550,000
University of California VRDN RB Putters Series 2005-1139 (FGIC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	3.910	01/04/2007	3,005,000
University of California VRDN RB ROCS RR II-R 449 (FGIC) (Citibank N.A. SPA) (VMIG1)(a)
3,750,000	3.910	01/04/2007	3,750,000
Yosemite Community College District VRDN P-Floats-PT 2748 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (AAA/ F1+)(a)
5,835,000	3.920	01/04/2007	5,835,000

			$541,074,985

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—1.2%
Commonwealth of Puerto Rico TRANS Series 2006 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao and Banco Santand LOC) (SP-1+/ MIG1)
$6,665,000	4.500%	07/30/2007	$6,701,280

Total Investments—99.4%			$547,776,265

Other Assets in Excess of Liabilities—0.6%			$3,412,031

Net Assets—100.0%			$551,188,296

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2006, these securities amounted to $244,978,000 or approximately 44.4% of net assets.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviation:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co.— Transferable Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
TSB	—	The Trustee Savings Bank
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—99.6%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN Amro Bank N.V. SPA) (VMIG1)(a)
$3,000,000	3.940%	01/04/2007	$3,000,000
Battery Park City Authority VRDN RB P-Floats-PT 2057 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,310,000	3.950	01/04/2007	3,310,000
Eclipse Funding Trust VRDN RB for Port Authority of New York & New Jersey Solar Eclipse Series 2006-0016 (XLCA) (U.S. Bank N.A.) (VMIG1)(a)
4,975,000	3.930	01/04/2007	4,975,000
Great Neck North Water Authority Water System VRDN RB Series 1993 A (FGIC) (State Street Corp. SPA) (A-1+/VMIG1)
4,820,000	3.950	01/03/2007	4,820,000
Hudson Yards Infrastructure Corp. VRDN RB Putters Series 1667T (FGIC) (JPMorgan Chase & Co.) (A-1+)(a)
4,350,000	3.950	01/04/2007	4,350,000
Jay Street Development Corporation Certificates Facilities Lease VRDN RB Series 2003 A-1 (Depfa Bank PLC LOC) (A-1+/VMIG1)
4,250,000	3.850	01/03/2007	4,250,000
Lehman Municipal Trust Receipts VRDN RB for Dormitory Trust Series 2006-P44U (Lehman Brothers Holdings, Inc.) (A-1/VMIG1)(a)
8,600,000	3.980	01/03/2007	8,600,000
Lehman Municipal Trust Receipts VRDN RB Trust Series 2006-P106 (AMBAC) (VMIG1)(a)
7,000,000	3.980	01/03/2007	7,000,000
Long Island Power Authority Electric System VRDN RB Putter Series 1386 (FGIC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,595,000	3.950	01/04/2007	1,595,000
Long Island Power Authority Electric System VRDN RB Series 1334 (FGIC) (Morgan Stanley) (VMIG1) (a)
2,400,000	3.930	01/04/2007	2,400,000
Long Island Power Authority Electric System VRDN RB Series 1428 (FGIC) (Morgan Stanley) (A-1) (a)
5,000,000	3.930	01/04/2007	5,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
4,500,000	3.900	01/03/2007	4,500,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 1385 (MBIA) (Morgan Stanley) (A-1)(a)
500	3.930	01/04/2007	500
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002 A2303 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.960	01/04/2007	5,000,000
Metropolitan Transportation Authority VRDN RB Eagle Tax-Exempt Trust Series 2002-6023 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	3.960	01/04/2007	5,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series B26 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,495,000	3.940	01/03/2007	2,495,000
Municipal Assistance Corp. for the City of New York Series 1996 G (AAA)
2,000,000	6.000	07/01/2007	2,024,284
Municipal Assistance Corp. for the City of New York Series 1997 H (AAA)
1,500,000	6.250	07/01/2007	1,518,344
Municipal Securities Trust Certificates VRDN RB Series 2000-109 Class A (Bear Stearns Capital Markets) (VMIG1)(a)
5,500,000	3.930	01/02/2007	5,500,000
Municipal Securities Trust Certificates VRDN RB Series 7032 Class A (MBIA) (Bears Sterns Capital Markets) (VMIG1)(a)
9,700,000	3.910	01/04/2007	9,700,000
Nassau County IDA Civic Facility & Improvement VRDN RB for Cold Spring Harbor Laboratory Series 1999 (JPMorgan Chase & Co. SPA) (A-1+)
12,100,000	3.980	01/02/2007	12,100,000
New York City Civic Facility IDA VRDN RB for Ethical Culture School Project Series 2005 A (XLCA) (Dexia Credit Local SPA) (A-1+)
4,165,000	3.900	01/04/2007	4,165,000
New York City GO VRDN Putters Series 2006-1341 (MBIA-IBC) (JPMorgan Chase & Co. LOC) (A-1+)(a)
1,825,000	3.950	01/04/2007	1,825,000
New York City GO VRDN ROC II-R-22 Series 2000 (FGIC) (Citibank N.A. SPA) (A-1+/A1)(a)
4,000,000	3.950	01/04/2007	4,000,000
New York City GO VRDN Spears Series 2005-172 (CIFG) (Deutsche Bank AG LOC) (F1+)(a)
1,900,000	3.920	01/04/2007	1,900,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 201 Pearl Street Series 2006 A (FNMA) (A-1+)
2,000,000	3.850	01/03/2007	2,000,000
New York City Housing Development Corporation MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
11,470,000	3.850	01/03/2007	11,470,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA) (A-1+)
6,000,000	3.580	01/11/2007	6,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
1,865,000	3.950	01/04/2007	1,865,000
New York City Transitional Finance Authority BANS (SP-1+/MIG1)
5,500,000	4.250	06/29/2007	5,519,568
New York City Transitional Finance Authority Eagle Trust VRDN Class A (Citibank N.A. SPA)(a)
3,890,000	3.960	01/04/2007	3,890,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$100,000	3.980%	01/02/2007	$100,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,345,000	3.940	01/03/2007	2,345,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 2853 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,295,000	3.910	01/04/2007	5,295,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
7,205,000	3.900	01/04/2007	7,205,000
New York City Trust Cultural Resources VRDN RB P-Floats-PA 1302 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,835,000	3.950	01/04/2007	5,835,000
New York Convention Center Development Corp. VRDN RB Floaters Series 2006-1007 (AMBAC) (Bank of New York SPA) (A-1+)(a)
8,000,000	3.930	01/04/2007	8,000,000
New York Local Government Assistance Corp. VRDN RB for P-Floats-PT 3451 Series 2006 (MBIA-IBC) (Dexia Credit Local LOC) (F1+)(a)
5,260,000	3.930	01/04/2007	5,260,000
New York Local Government Assistance Corp. VRDN RB Refunding Series 2003 A-2 (AAA)
1,500,000	5.000	04/01/2007	1,505,292
New York Prerefunded GO Bonds Series 1999 H (AA-/A1)
1,705,000	4.750	03/15/2007	1,709,211
New York Stars GO VRDN Series 2006-156 (BNP Paribas) (VMIG1)(a)
11,145,000	3.950	01/04/2007	11,145,000
New York State Dormitory Authority CP for Columbia University Series 2002 C (A-1+)
2,000,000	3.610	01/08/2007	2,000,000
New York State Dormitory Authority CP for Cornell University Series 2005 (A-1+/P-1)
4,155,000	3.520	02/08/2007	4,155,000
5,000,000	3.550	02/08/2007	5,000,000
New York State Dormitory Authority RB Non State Supported Debt for Cornell University Series 2006 A (AA+)
1,250,000	4.500	07/01/2007	1,254,825
New York State Dormitory Authority VRDN RB Floaters Series 1535 (Morgan Stanley) (F1+)(a)
7,970,000	3.930	01/04/2007	7,970,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,700,000	3.980	01/02/2007	1,700,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+)
1,100,000	3.850	01/04/2007	1,100,000
New York State Dormitory Authority VRDN RB for Eagle 20060025 Class A Series 2006 (Citibank N.A.) (A-1+)(a)
3,000,000	3.960	01/04/2007	3,000,000
New York State Dormitory Authority VRDN RB for Long Island University Series 2006 (CIFG) (Dexia Credit Local SPA) (A-1+/VMIG1)
3,500,000	4.000	01/02/2007	3,500,000
New York State Dormitory Authority VRDN RB for P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1+)(a)
5,795,000	3.950	01/04/2007	5,795,000
New York State Dormitory Authority VRDN RB for the Metropolitan Museum of Art Series 1993 A (A-1+/VMIG1)
4,603,000	3.850	01/03/2007	4,603,000
New York State Dormitory Authority VRDN RB Merlots Series 2000 G (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,000,000	3.940	01/03/2007	4,000,000
New York State Dormitory Authority VRDN RB ROCS RR II R 4558 for Yeshiva University Series 2004 (AMBAC) (Citigroup Global Markets SPA) (VMIG1)(a)
2,480,000	3.950	01/04/2007	2,480,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 1424 (Morgan Stanley) (A-1) (a)
10,000,000	3.930	01/04/2007	10,000,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank/ Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
4,000,000	3.520	01/18/2007	4,000,000
3,000,000	3.550	03/13/2007	3,000,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Merlots Series 2004 B-20 (Wachovia Bank N.A. SPA) (A-1)(a)
5,370,000	3.940	01/03/2007	5,370,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking ROCS RR II R 7031 (Citigroup Financial Products) (VMIG1)(a)
4,795,000	3.950	01/04/2007	4,795,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
2,000,000	3.950	01/03/2007	2,000,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Housing Authority Series 2004 A (Bank of New York LOC) (VMIG1)
14,400,000	3.890	01/03/2007	14,400,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
7,225,000	3.900	01/03/2007	7,225,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
December 31, 2006

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
$11,020,000	3.870%	01/03/2007	$11,020,000
New York State Housing Finance Agency VRDN RB for North End Remarked 11/09/06 (FNMA) (VMIG1)
14,000,000	3.900	01/03/2007	14,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,900,000	3.840	01/03/2007	2,900,000
New York State Power Authority CP Series 2 (Bank of Novia Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A-1)
5,000,000	3.550	02/06/2007	5,000,000
New York State Power Authority CP Series 8 (Bank of Nova Scotia, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurttemberg, Wachovia Bank N.A. and Bank of New York SPA) (A-1)
4,000,000	3.530	03/07/2007	4,000,000
New York State Thruway Authority VRDN RB P-Floats-PA 1328 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
7,550,000	3.950	01/04/2007	7,550,000
New York State Thruway Authority VRDN RB P-Floats-PT 2663 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,210,000	3.950	01/04/2007	5,210,000
New York State Thruway Authority VRDN RB P-Floats-PT 3216 Series 2005 (FSA) (Depfa Bank PLC SPA) (A-1+)(a)
1,315,000	3.930	01/04/2007	1,315,000
New York State Thruway Authority VRDN RB Series 2005 CL-A (AMBAC) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	3.960	01/04/2007	3,000,000
Oneida County IDA VRDN RB for Civic Facility-Hamilton College Series 2002 (MBIA) (Bank of New York SPA) (VMIG1)
1,335,000	3.950	01/03/2007	1,335,000
Orange County GO VRDN Series 2005-885 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,200,000	3.950	01/04/2007	1,200,000
Port Authority of New York & New Jersey VRDN RN for Putters Series 1546 (JPMorgan Chase & Co.) (A-1+)(a)
2,000,000	3.950	01/04/2007	2,000,000
Port Jefferson Union Free School District TANS (MIG1)
3,250,000	4.500	06/29/2007	3,261,565
Rensselaer County IDA VRDN RB for Rensselaer Polytechnic Institute Civic Facilities Project Series 1997 A (A-1/VMIG1)
3,310,000	4.050	01/04/2007	3,310,000
Suffolk County TANS (SP-1+/MIG1)(b)
4,000,000	4.250	08/16/2007	4,018,160
Tompkins County IDA VRDN RB for Ithaca College Project Series 2004 (XCLA) (Bank of America NA SPA) (VMIG1)
4,000,000	3.880	01/04/2007	4,000,000
Tompkins County IDA VRDN RB for Ithaca College Project Series 2005 B (XCLA) (HSBC Bank N.A. SPA) (VMIG1)
3,000,000	3.880	01/04/2007	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Series 1426 (Morgan Stanley) (A-1)(a)
5,113,000	3.930	01/04/2007	5,113,000
Triborough Bridge & Tunnel Authority VRDN RB Subseries 2005 B-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
2,000,000	3.900	01/04/2007	2,000,000

			$368,752,749

Puerto Rico—0.8%
Commonwealth of Puerto Rico TRANS Series 2006 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao and Banco Santand LOC) (SP-1+/MIG1)
$3,000,000	4.500%	07/30/2007	$3,016,330

Total Investments—100.4%			$371,769,079

Liabilities in Excess of
Other Assets—(0.4)%			$(1,490,946)

Net Assets—100.0%			$370,278,133

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2006, these securities amounted to $188,083,500 or approximately 50.8% of net assets.
(b)	All or portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
CIFG	—	CDC IXIS Financial Guarantee
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance— Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Portfolios
December 31, 2006
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I—At December 31, 2006, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $644,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,500,000,000	4.80%	01/02/07	$1,500,800,000

Barclays Capital PLC	100,000,000	4.85	01/02/07	100,053,888

Bear Stearns	1,500,000,000	4.85	01/02/07	1,500,808,333

Deutsche Bank Securities, Inc.	450,000,000	4.85	01/02/07	450,242,500

Greenwich Capital Markets	500,000,000	4.80	01/02/07	500,266,667

JPMorgan Securities, Inc.	500,000,000	4.80	01/02/07	500,266,667

JPMorgan Securities, Inc.	500,000,000	4.90	01/02/07	500,272,222

Morgan Stanley	1,000,000,000	4.85	01/02/07	1,000,538,889

UBS Securities LLC	500,000,000	4.80	01/02/07	500,266,667

UBS Securities LLC	500,300,000	4.85	01/02/07	500,569,606

TOTAL	$7,050,300,000			$7,054,085,439

At December 31, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 7.25% to 13.25%, due 01/15/12 to 11/15/16; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 01/15/07 to 11/15/16; U.S. Treasury Notes, 2.25% to 6.50%, due 01/15/07 to 11/15/16 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 6.625%, due 01/15/07 to 11/15/16. The aggregate market value of the collateral, including accrued interest, was $7,191,399,483.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II—At December 31, 2006, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Prime Obligations	$80,200,000

Money Market	73,200,000

Government	68,700,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.32%	01/02/07	$500,295,556

Banc of America Securities LLC	750,000,000	5.32	01/02/07	750,443,333

Barclays Capital PLC	525,000,000	5.32	01/02/07	525,310,333

Bear Stearns	500,000,000	5.32	01/02/07	500,295,556

Deutsche Bank Securities, Inc.	750,000,000	5.31	01/02/07	750,442,500

Greenwich Capital Markets	300,000,000	5.32	01/02/07	300,177,333

Morgan Stanley	500,000,000	5.32	01/02/07	500,295,556

UBS Securities LLC	700,000,000	5.18	01/02/07	700,402,889

UBS Securities LLC	700,000,000	5.22	01/02/07	700,406,000

UBS Securities LLC	850,000,000	5.32	01/02/07	850,502,444

Wachovia Capital Markets	250,000,000	5.32	01/02/07	250,147,778

TOTAL	$6,325,000,000			$6,328,719,278

At December 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 01/12/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.50% to 9.00%, due 02/01/07 to 01/01/37; Federal National Mortgage Association, 0.00% to 11.50%, due 07/01/07 to 01/01/37 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/09 to 12/20/36. The aggregate market value of the collateral, including accrued interest, was $6,462,454,814.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
December 31, 2006

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, based on amortized cost— unaffiliated issuers	$572,399,609	$473,981,369	$6,998,877
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	100,200,000	83,200,000	68,700,000
Cash	7,949	99,662	53,376
Receivables:
Interest	1,393,463	2,691,670	52,376
Investment securities sold	—	—	—
Portfolio shares sold	—	253,241	—
Reimbursement from investment adviser	6,832	—	13,853
Other assets	—	—	—

Total assets	$674,007,853	$560,225,942	$75,818,482

Liabilities:
Payables:
Dividend distribution	271,993	63,633	6,514
Investment securities purchased	—	—	—
Amounts owed to affiliates	307,937	181,289	27,133
Portfolio shares repurchased	—	331,745	—
Accrued expenses	154,181	196,355	120,228

Total liabilities	734,111	773,022	153,875

Net Assets:
Paid-in capital	673,273,742	559,452,920	75,664,603
Undistributed (distributions in excess of) net investment income	17,486	—	2,086
Accumulated net realized loss on investment transactions	(17,486)	—	(2,082)

Net assets	$673,273,742	$559,452,920	$75,664,607

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$290,893,957	$293,929,250	$13,063,152
ILA Administration Units	73,758,105	9,571,451	1,014
ILA Service Units	276,733,464	255,950,589	57,889,432
ILA Class B Units	9,308,224	—	—
ILA Class C Units	18,391,475	—	—
ILA Cash Management Shares	4,188,517	1,630	4,711,009

Units/Shares outstanding:
ILA Units	290,893,957	293,929,250	13,053,319
ILA Administration Units	73,758,105	9,571,451	1,014
ILA Service Units	276,733,464	255,950,589	57,844,621
ILA Class B Units	9,308,224	—	—
ILA Class C Units	18,391,475	—	—
ILA Cash Management Shares	4,188,517	1,630	4,710,016

Total units/shares of beneficial interest outstanding, $0.001 par value (unlimited number of units/shares authorized)	673,273,742	559,452,920	75,608,970

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$—	$192,150,596	$1,974,650,676	$694,236,414	$547,776,265	$371,769,079
732,800,000	—	—	—	—	—
31,330	16,741	83,739	126,750	324,470	367,600

2,457,777	—	8,436,128	4,867,007	3,500,259	2,407,426
—	—	—	4,502,428	—	—
—	—	—	4,051	—	—
—	16,826	—	—	—	4,299
5,203	17	—	—	72	89

$735,294,310	$192,184,180	$1,983,170,543	$703,736,650	$551,601,066	$374,548,493

2,677,086	558,242	174,240	169,900	93,009	6,564
—	—	—	—	—	4,018,160
242,881	61,714	1,053,123	352,286	269,182	164,333
—	—	—	4,616	—	—
342,296	168,797	56,174	74,497	50,579	81,303

3,262,263	788,753	1,283,537	601,299	412,770	4,270,360

732,032,047	191,389,636	1,981,885,386	703,137,668	551,188,296	370,279,578
246,777	51,717	151,231	(2,317)	—	(1,445)
(246,777)	(45,926)	(149,611)	—	—	—

$732,032,047	$191,395,427	$1,981,887,006	$703,135,351	$551,188,296	$370,278,133

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

$25,174,677	$3,601,846	$27,594,828	$125,167,599	$130,302,045	$36,521,467
152,498	23,216,740	1,755,687,087	557,264,023	420,874,650	331,792,955
647,287,156	158,610,999	198,349,740	17,740,864	1,747	456,310
—	—	—	—	—	—
—	—	—	—	—	—
59,417,716	5,965,842	255,351	2,962,865	9,854	1,507,401

25,174,677	3,601,610	27,594,561	125,128,260	130,292,030	36,519,536
152,498	23,216,273	1,755,685,927	557,107,211	420,835,685	331,790,542
647,287,156	158,606,122	198,349,602	17,734,192	1,747	456,316
—	—	—	—	—	—
—	—	—	—	—	—
59,417,716	5,965,631	255,296	2,957,907	9,848	1,505,076

732,032,047	191,389,636	1,981,885,386	702,927,570	551,139,310	370,271,470

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Year Ended December 31, 2006

	Prime	Money
	Obligations	Market	Government
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income—unaffiliated	$28,662,545	$69,555,997	$4,413,710
Interest income—affiliated	—	75,278	—

Total investment income	28,662,545	69,631,275	4,413,710

Expenses:
Portfolio-Level Expenses:
Management fees	1,970,918	4,937,871	307,648
Transfer Agent fees	225,248	564,328	35,160
Custody and accounting fees	110,346	206,396	44,063
Professional fees	61,963	72,585	58,235
Registration fees	103,332	62,664	61,333
Printing fees	35,820	31,867	20,539
Trustee fees	15,083	15,083	15,083
Other	61,198	84,761	14,076

Subtotal	2,583,908	5,975,555	556,137
Class Specific Expenses:
Service Unit fees	1,037,466	1,010,441	225,446
Administration Unit fees	127,504	986,524	8,570
Distribution and Service fees—Class B and Class C units	297,564	—	—
Distribution fees—Cash Management Shares	31,809	524,107	37,264
Cash Management Share fees	31,809	524,107	37,264

Total expenses	4,110,060	9,020,734	864,681
Less—expense reductions	(174,456)	(452,801)	(208,767)

Net expenses	3,935,604	8,567,933	655,914

Net investment income	24,726,941	61,063,342	3,757,796

Net realized gain (loss) on investment transactions	(9,878)	29,007	297

Net increase in net assets resulting from operations	$24,717,063	$61,092,349	$3,758,093

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury		Tax-Exempt	Tax-Exempt	Tax-Exempt
Obligations	Instruments	Federal	Diversified	California	New York
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$43,140,165	$17,129,707	$117,959,040	$57,825,100	$19,653,708	$13,346,220
—	—	—	—	—	—

43,140,165	17,129,707	117,959,040	57,825,100	19,653,708	13,346,220

3,066,694	1,266,468	8,371,810	5,964,265	2,036,159	1,366,610
350,479	144,739	956,778	681,630	232,704	156,184
147,075	84,121	273,859	215,595	103,746	82,598
70,382	66,360	70,593	64,828	72,870	61,635
38,521	105,999	51,263	29,703	29,519	19,068
23,993	20,895	46,803	51,807	22,350	18,407
15,083	15,083	15,083	15,083	15,083	15,083
74,762	47,773	122,700	78,049	31,242	27,603

3,786,989	1,751,438	9,908,889	7,100,960	2,543,673	1,747,188

2,675,902	1,219,079	817,959	82,919	7	1,377
14,586	43,784	2,567,761	1,851,111	580,755	420,071
—	—	—	—	—	—
749,674	65,689	403,362	538,911	105,630	237,587
749,674	65,689	403,362	538,911	105,630	237,587

7,976,825	3,145,679	14,101,333	10,112,812	3,335,695	2,643,810
(646,665)	(241,603)	(370,562)	(491,422)	(123,730)	(258,862)

7,330,160	2,904,076	13,730,771	9,621,390	3,211,965	2,384,948

35,810,005	14,225,631	104,228,269	48,203,710	16,441,743	10,961,272

(83,431)	(44,146)	(78,818)	38,487	158,193	28,555

$35,726,574	$14,181,485	$104,149,451	$48,242,197	$16,599,936	$10,989,827

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Prime Obligations Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

From operations:
Net investment income	$24,726,941	$13,180,686
Net realized gain (loss) on investment transactions	(9,878)	(7,608)

Net increase in net assets resulting from operations	24,717,063	13,173,078

Distributions to unit/shareholders:
From net investment income
ILA Units	(8,572,699)	(4,388,605)
ILA Administration Units	(3,772,593)	(2,328,562)
ILA Service Units	(11,039,567)	(5,817,072)
ILA Class B Units	(403,496)	(290,240)
ILA Class C Units	(675,527)	(379,085)
ILA Cash Management Shares	(253,181)	(85,741)

Total distributions to unit/shareholders	(24,717,063)	(13,289,305)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	1,684,234,581	1,450,454,330
Reinvestment of dividends and distributions	21,937,582	11,857,225
Cost of units/shares repurchased	(1,544,637,255)	(1,422,095,220)

Net increase (decrease) in net assets resulting from share transactions	161,534,908	40,216,335

Net increase (decrease)	161,534,908	40,100,108

Net assets:
Beginning of year	511,738,834	471,638,726

End of year	$673,273,742	$511,738,834

Undistributed net investment income	$17,486	$7,608

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Government Portfolio		Treasury Obligations Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

$61,063,342	$49,012,039	$3,757,796	$2,719,526	$35,810,005	$21,748,450
29,007	—	297	(2,379)	(83,431)	(75,167)

61,092,349	49,012,039	3,758,093	2,717,147	35,726,574	21,673,283

(17,998,562)	(15,434,485)	(828,547)	(888,550)	(2,060,949)	(3,679,448)
(28,379,516)	(23,984,323)	(242,920)	(361,746)	(410,620)	(334,269)
(10,661,127)	(6,391,229)	(2,384,993)	(1,295,650)	(27,460,941)	(16,891,026)
—	—	—	—	—	—
—	—	—	—	—	—
(4,053,144)	(3,202,002)	(301,629)	(171,201)	(5,794,064)	(717,264)

(61,092,349)	(49,012,039)	(3,758,089)	(2,717,147)	(35,726,574)	(21,622,007)

4,231,521,884	10,379,098,590	1,400,964,326	871,128,421	1,968,089,116	2,306,418,824
60,477,013	46,748,780	3,595,518	2,590,134	1,773,785	3,565,834
(5,655,294,599)	(10,237,488,714)	(1,423,820,191)	(907,490,198)	(2,257,217,409)	(2,021,951,311)

(1,363,295,702)	188,358,656	(19,260,347)	(33,771,643)	(287,354,508)	288,033,347

(1,363,295,702)	188,358,656	(19,260,343)	(33,771,643)	(287,354,508)	288,084,623

1,922,748,622	1,734,389,966	94,924,950	128,696,593	1,019,386,555	731,301,932

$559,452,920	$1,922,748,622	$75,664,607	$94,924,950	$732,032,047	$1,019,386,555

$—	$—	$2,086	$2,379	$246,777	$163,346

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Treasury Instruments Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

From operations:
Net investment income	$14,225,631	$12,033,398
Net realized gain (loss) on investment transactions	(44,146)	27,751

Net increase in net assets resulting from operations	14,181,485	12,061,149

Distributions to unit/shareholders:
From net investment income
ILA Units	(614,999)	(862,562)
ILA Administration Units	(1,202,483)	(789,052)
ILA Service Units	(11,909,249)	(9,951,717)
ILA Cash Management Shares	(458,341)	(449,273)
From net realized gains
ILA Units	—	—
ILA Administration Units	—	—
ILA Service Units	—	—
ILA Cash Management Shares	—	—

Total distributions to unit/shareholders	(14,185,072)	(12,052,604)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	908,246,129	1,150,459,357
Reinvestment of dividends and distributions	2,104,652	1,968,766
Cost of units/shares repurchased	(1,135,232,342)	(1,191,166,226)

Net increase (decrease) in net assets resulting from share transactions	(224,881,561)	(38,738,103)

Net increase (decrease)	(224,885,148)	(38,729,558)

Net assets:
Beginning of year	416,280,575	455,010,133

End of year	$191,395,427	$416,280,575

Undistributed (distributions in excess of) net investment income	$51,717	$11,158

The accompanying notes are an integral part of these financial statements.

Federal Portfolio		Tax-Exempt Diversified Portfolio		Tax-Exempt California Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

$104,228,269	$67,290,912	$48,203,710	$40,570,354	$16,441,743	$9,831,302
(78,818)	(69,620)	38,487	23,124	158,193	(1,992)

104,149,451	67,221,292	48,242,197	40,593,478	16,599,936	9,829,310

(17,037,409)	(22,761,480)	(9,987,097)	(12,834,539)	(5,036,404)	(4,011,234)
(75,489,554)	(36,354,160)	(35,108,350)	(25,211,011)	(10,909,454)	(5,544,135)
(8,548,347)	(5,147,091)	(542,624)	(322,140)	(45)	(26)
(3,069,790)	(2,961,292)	(2,565,639)	(2,202,664)	(495,840)	(275,907)

—	—	(5,057)	—	(33,474)	—
—	—	(22,974)	—	(119,183)	—
—	—	(798)	—	(1)	—
—	—	(110)	—	(3)	—

(104,145,100)	(67,224,023)	(48,232,649)	(40,570,354)	(16,594,404)	(9,831,302)

5,884,708,299	14,328,505,546	15,369,650,889	16,452,422,844	4,888,013,358	4,689,425,400
102,434,691	62,003,118	46,496,523	36,729,205	15,829,552	9,283,165
(6,599,465,624)	(14,528,405,786)	(16,863,808,950)	(16,537,157,539)	(4,949,398,395)	(4,598,749,096)

(612,322,634)	(137,897,122)	(1,447,661,538)	(48,005,490)	(45,555,485)	99,959,469

(612,318,283)	(137,899,853)	(1,447,651,990)	(47,982,366)	(45,549,953)	99,957,477

2,594,205,289	2,732,105,142	2,150,787,341	2,198,769,707	596,738,249	496,780,772

$1,981,887,006	$2,594,205,289	$703,135,351	$2,150,787,341	$551,188,296	$596,738,249

$151,231	$68,062	$(2,317)	$—	$—	$—

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Tax-Exempt New York Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

From operations:
Net investment income	$10,961,272	$6,652,812
Net realized gain (loss) on investment transactions	28,555	(543)

Net increase in net assets resulting from operations	10,989,827	6,652,269

Distributions to unit/shareholders:
From net investment income
ILA Units	(1,824,779)	(2,023,807)
ILA Administration Units	(8,021,075)	(3,605,578)
ILA Service Units	(9,187)	(20,518)
ILA Cash Management Shares	(1,106,231)	(1,002,909)
From net realized gains
ILA Units	(2,902)	—
ILA Administration Units	(25,765)	—
ILA Service Units	(36)	—
ILA Cash Management Shares	(119)	—

Total distributions to unit/shareholders	(10,990,094)	(6,652,812)

From unit/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	2,476,628,929	2,021,616,633
Reinvestment of dividends and distributions	10,900,341	6,231,885
Cost of units/shares repurchased	(2,482,366,585)	(1,996,459,312)

Net increase in net assets resulting from share transactions	5,162,685	31,389,206

Net increase	5,162,418	31,388,663

Net assets:
Beginning of year	365,115,715	333,727,052

End of year	$370,278,133	$365,115,715

Distributions in excess of net investment income	$(1,445)	$—

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
December 31, 2006

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust includes the Goldman Sachs— Institutional Liquid Assets Portfolios (collectively “ILA” or “Portfolios,” or individually, a “Portfolio”). ILA consists of nine Portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of net assets of each class.
C. Federal Taxes—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal year ended December 31, 2006 was ordinary income for Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments and Federal Portfolios.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

   The tax character of distributions paid during the fiscal year ended December 31, 2006 for the Tax-Exempt Portfolios was as follows:

	Tax-Exempt	Tax-Exempt	Tax-Exempt
	Diversified	California	New York

Distributions paid from:
Tax-Exempt Income	$48,206,027	$16,441,743	$10,962,717
Taxable Income	4,290	32,505	1,555
Net long-term capital gains	22,332	120,156	25,822

Total distributions	$48,232,649	$16,594,404	$10,990,094

   As of December 31, 2006, the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any.
   At December 31, 2006, the following Portfolios had a capital loss carryforward for U.S. Federal tax purposes of approximately:

	Capital loss carryforward expiring:

Portfolio	2013	2014	Total

Prime Obligations	$7,608	$9,878	$17,486
Government	2,082	—	2,082
Treasury Obligations	163,346	83,431	246,777
Treasury Instruments	1,780	44,146	45,926
Federal	64,779	84,832	149,611
   The above amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. Expiration occurs on December 31 of the year indicated. During the year ended December 31, 2006, the ILA Government, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios utilized approximately $297, $5,100, $37,500 and $1,200, respectively, of their capital loss carryforward.
   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.
   In order to present the capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolio’s accounts. These reclassifications have no impact on the net asset value of the Portfolios and relate solely to dividend redesignations.

			Undistributed
			(Distributions
			in excess of)
	Paid-in	Accumulated net	net investment
Portfolio	capital	realized loss	income

Money Market	$—	$(29,007)	$29,007
Tax-Exempt Diversified	—	2,317	(2,317)
Tax-Exempt California	(32,001)	32,001	—
Tax-Exempt New York	—	1,445	(1,445)
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro rata” basis depending upon the nature of the expense.
   Unit/ Shareholders of Administration, Service, Class B, Class C and Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans as described in footnote 3.
E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
3. Agreements
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
   GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Cash Management and Service plan fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   For the year ended December 31, 2006, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

	Other		Transfer	CMS
	Expense	Custody	Agent	Share
	Reimburse-	Fee	Fee	Distribution
Portfolio	ments	Reductions	Reductions	Fee Waiver	Total

Prime Obligations	$140	$2	$5	$27	$174

Money Market	—	2	—	451	453

Government	175	2	—	32	209

Treasury Obligations	—	2	—	645	647

Treasury Instruments	181	4	—	57	242

Federal	—	24	—	347	371

Tax-Exempt Diversified	—	28	—	463	491

Tax-Exempt California	19	14	—	91	124

Tax-Exempt New York	53	2	—	204	259

   The Trust, on behalf of each Portfolio that offers Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
   The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares. GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as ILA’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plan except for a portion of the ILA Prime Obligations Class B and Class C Units contingent deferred sales charges. During the year ended December 31, 2006, Goldman Sachs has advised the Portfolio that it retained approximately $100 and $600 in contingent deferred sales charges from Class B and Class C Units, respectively.
   The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (“the Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares, to compensate service organizations including affiliates of Goldman Sachs for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, respectively, of the average daily net asset value of the respective units/shares.
   Goldman Sachs also serves as the Transfer Agent for the Portfolios and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
   At December 31, 2006, the amounts owed to GSAM and its affiliates were as follows (in thousands):

		Distribution	Transfer	Affiliated
	Management	and Service	Agent	Dealers
Portfolio	Fees	Fees	Fees	Service Fees	Total

Prime Obligations	$198	$23	$23	$64	$308

Money Market	162	—	19	—	181

Government	24	—	3	—	27

Treasury Obligations	215	3	25	—	243

Treasury Instruments	55	—	7	—	62

Federal	605	—	69	379	1,053

Tax-Exempt Diversified	215	—	25	112	352

Tax-Exempt California	163	—	20	86	269

Tax-Exempt New York	109	—	12	43	164

4. Line of Credit Facility
The Portfolios participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Under the most restrictive arrangements, each Portfolio must own securities having a market value in excess of 300% of each Portfolio’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. During the year ended December 31, 2006, the Portfolios did not have any borrowings under this facility.
5. Portfolio Concentrations
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
6. Other Matters
Exemptive Orders—Pursuant to SEC exemptive orders, the Goldman Sachs money market Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.
Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds (including certain of these Portfolios) and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The ILA Prime Obligations and ILA Tax-Exempt Diversified Portfolios, along with other investment portfolios of the Trust, were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the ”Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the plaintiffs appealed this decision. By agreement, the plaintiffs subsequently withdrew their appeal without prejudice but reserved their right to reactivate their appeal pending a decision by the circuit court of appeals in similar litigation.
   Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Portfolios is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
New Accounting Pronouncements—On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

On December 22, 2006, the SEC delayed the implementation of this ruling such that it must be incorporated no later than June 30, 2007. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
   On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financials statements, however, additional disclosures will be required.
7. Subsequent Event
Portfolio Liquidation—At a meeting held on February 8, 2007, the Board of Trustees of the Trust approved a proposal to liquidate the ILA Government Portfolio pursuant to a board-approved Plan of Liquidation. It is expected that the Portfolio will be liquidated in April 2007.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share)
Unit/share activity is as follows:

	Prime Obligations Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

ILA Units:
Units sold	743,894,709	515,946,048
Reinvestment of dividends and distributions	6,266,300	3,299,034
Units repurchased	(594,618,354)	(544,634,794)

	155,542,655	(25,389,712)

ILA Administration Units:
Units sold	242,360,920	375,992,872
Reinvestment of dividends and distributions	3,743,690	2,257,815
Units repurchased	(282,826,591)	(332,802,171)

	(36,721,981)	45,448,516

ILA Service Units:
Units sold	524,295,150	448,500,456
Units converted from ILA Class B(a)	1,121,221	752,274
Reinvestment of dividends and distributions	10,637,201	5,577,810
Units repurchased	(487,557,637)	(431,883,040)

	48,495,935	22,947,500

ILA Class B Units:
Units sold	8,503,962	8,680,396
Units converted to ILA Service Units(a)	(1,121,221)	(752,274)
Reinvestment of dividends and distributions	370,182	266,143
Units repurchased	(10,748,381)	(13,966,342)

	(2,995,458)	(5,772,077)

ILA Class C Units:
Shares sold	20,384,733	28,437,156
Reinvestment of dividends and distributions	667,042	374,299
Units repurchased	(22,441,014)	(24,094,942)

	(1,389,239)	4,716,513

ILA Cash Management Shares:
Shares sold	144,795,107	72,897,402
Reinvestment of dividends and distributions	253,167	82,124
Shares repurchased	(146,445,278)	(74,713,931)

	(1,397,004)	(1,734,405)

Net increase in units/shares	161,534,908	40,216,335

(a)	Class B Units will automatically convert into Service Units at the end of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Money Market Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

ILA Units:
Units sold	593,363,905	1,562,392,976
Reinvestment of dividends and distributions	17,863,691	14,933,865
Units repurchased	(895,506,083)	(1,545,644,265)

	(284,278,487)	31,682,576

ILA Administration Units:
Units sold	1,137,162,925	5,483,422,080
Reinvestment of dividends and distributions	28,103,108	22,392,150
Units repurchased	(2,103,549,128)	(5,390,216,071)

	(938,283,095)	115,598,159

ILA Service Units:
Units sold	2,251,795,093	2,665,439,568
Reinvestment of dividends and distributions	10,457,132	6,303,818
Units repurchased	(2,268,746,778)	(2,652,922,961)

	(6,494,553)	18,820,425

ILA Cash Management Shares:
Shares sold	249,199,961	667,843,966
Reinvestment of dividends and distributions	4,053,082	3,118,947
Shares repurchased	(387,492,610)	(648,705,417)

	(134,239,567)	22,257,496

Net increase (decrease) in units/shares	(1,363,295,702)	188,358,656

Government Portfolio		Treasury Obligations Portfolio		Treasury Instruments Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

35,395,397	93,550,774	581,598,655	651,431,843	39,955,421	138,694,280
782,112	835,790	1,318,477	3,234,702	613,990	782,128
(50,192,362)	(118,561,481)	(647,320,658)	(721,115,802)	(63,085,029)	(147,195,164)

(14,014,853)	(24,174,917)	(64,403,526)	(66,449,257)	(22,515,618)	(7,718,756)

27,463,789	77,594,136	67,047,683	81,686,293	116,305,776	219,909,042
242,736	359,165	398,892	304,626	1,116,221	750,578
(38,783,038)	(79,483,918)	(78,667,153)	(83,517,409)	(131,948,209)	(216,020,316)

(11,076,513)	(1,530,617)	(11,220,578)	(1,526,490)	(14,526,212)	4,639,304

58,282,129	35,630,441	1,165,314,264	1,389,797,925	709,575,500	732,026,795
2,314,998	1,262,970	52,203	20,774	2,746	—
(53,095,102)	(43,491,099)	(1,274,503,465)	(1,187,785,910)	(876,642,961)	(778,651,400)

7,502,025	(6,597,688)	(109,136,998)	202,032,789	(167,064,715)	(46,624,605)

1,279,823,011	664,353,070	154,128,514	183,502,763	42,409,432	59,829,240
255,672	132,209	4,213	5,732	371,695	436,060
(1,281,749,689)	(665,953,700)	(256,726,133)	(29,532,190)	(63,556,143)	(49,299,346)

(1,671,006)	(1,468,421)	(102,593,406)	153,976,305	(20,775,016)	10,965,954

(19,260,347)	(33,771,643)	(287,354,508)	288,033,347	(224,881,561)	(38,738,103)

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
December 31, 2006

8. Summary of Unit/ Share Transactions (at $1.00 per unit/share) (continued)
Unit/share activity is as follows:

	Federal Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31, 2006	December 31, 2005

ILA Units:
Units sold	579,450,208	2,988,822,489
Reinvestment of dividends and distributions	16,967,666	20,745,714
Units repurchased	(1,353,015,360)	(3,162,929,512)

	(756,597,486)	(153,361,309)

ILA Administration Units:
Units sold	3,059,483,163	8,484,578,822
Reinvestment of dividends and distributions	75,489,050	34,448,978
Units repurchased	(2,860,739,193)	(8,450,241,940)

	274,233,020	68,785,860

ILA Service Units:
Units sold	2,055,154,217	2,232,849,254
Reinvestment of dividends and distributions	6,908,212	3,961,248
Units repurchased	(2,067,893,959)	(2,262,855,919)

	(5,831,530)	(26,045,417)

ILA Cash Management Shares:
Shares sold	190,620,711	622,254,981
Reinvestment of dividends and distributions	3,069,763	2,847,178
Shares repurchased	(317,817,112)	(652,378,415)

	(124,126,638)	(27,276,256)

Net increase (decrease) in units/shares	(612,322,634)	(137,897,122)

Tax-Exempt Diversified Portfolio		Tax-Exempt California Portfolio		Tax-Exempt New York Portfolio

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005	December 31, 2006	December 31, 2005

1,566,880,331	2,780,747,617	766,428,889	1,076,297,859	292,622,917	485,046,422
9,865,287	11,725,456	4,686,742	3,820,976	1,789,849	1,790,778
(2,085,697,775)	(2,855,679,702)	(909,601,921)	(1,019,450,189)	(358,159,108)	(486,312,098)

(508,952,157)	(63,206,629)	(138,486,290)	60,668,646	(63,746,342)	525,102

12,644,873,082	12,191,704,779	3,808,388,132	3,289,933,491	1,951,385,664	1,223,878,130
33,949,979	22,882,041	10,646,888	5,195,419	7,994,921	3,468,168
(13,466,391,671)	(12,208,532,488)	(3,698,736,312)	(3,268,502,028)	(1,834,071,617)	(1,194,996,971)

(787,568,610)	6,054,332	120,298,708	26,626,882	125,308,968	32,349,327

65,637,503	69,383,888	179	—	2,900,000	3,000,000
230,275	121,304	45	26	9,223	20,405
(72,453,831)	(68,829,502)	(180)	—	(2,525,000)	(3,104,383)

(6,586,053)	675,690	44	26	384,223	(83,978)

1,092,259,973	1,410,586,560	313,196,158	323,194,050	229,720,348	309,692,081
2,450,982	2,000,404	495,877	266,744	1,106,348	952,534
(1,239,265,673)	(1,404,115,847)	(341,059,982)	(310,796,879)	(287,610,860)	(312,045,860)

(144,554,718)	8,471,117	(27,367,947)	12,663,915	(56,784,164)	(1,401,245)

(1,447,661,538)	(48,005,490)	(45,555,485)	99,959,469	5,162,685	31,389,206

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Year
Prime Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end	Total	of year	average net	average	average net	to average
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	net assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.046	$(0.046)	$1.00	4.73%	$290,894	0.43%	4.70%	0.46%	4.67%
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.58	73,758	0.58	4.44	0.61	4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.32	276,733	0.83	4.26	0.86	4.23
2006-ILA B Units	1.00	0.036	(0.036)	1.00	3.69	9,308	1.43	3.63	1.46	3.60
2006-ILA C Units	1.00	0.036	(0.036)	1.00	3.69	18,392	1.43	3.63	1.46	3.60
2006-ILA Cash Management Shares	1.00	0.041	(0.041)	1.00	4.14	4,189	1.00	3.98	1.46	3.52

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	135,351	0.43	2.81	0.46	2.78
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	110,480	0.58	2.79	0.61	2.76
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83	2.45	0.86	2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43	1.80	1.46	1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43	1.87	1.46	1.84
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	5,585	1.00	2.29	1.46	1.83

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43	1.00	0.47	0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58	0.86	0.62	0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83	0.63	0.87	0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07	0.35	1.47	(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07	0.36	1.47	(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97	0.40	1.47	(0.10)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44	0.81	0.44	0.81
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59	0.65	0.59	0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84	0.39	0.84	0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99	0.24	1.44	(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99	0.24	1.44	(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96	0.26	1.44	(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.45	573,280	0.43	1.42	0.44	1.41
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.30	77,988	0.58	1.29	0.59	1.28
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.05	179,945	0.83	1.03	0.84	1.02
2002-ILA B Units	1.00	—(c)	—(c)	1.00	0.48	39,904	1.39	0.46	1.44	0.41
2002-ILA C Units	1.00	—(c)	—(c)	1.00	0.48	18,241	1.39	0.47	1.44	0.42
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.87	9,917	1.00	0.90	1.44	0.46

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.
(c)	Less than $.005 per unit.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Money Market Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end	Total	of year	average	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	net assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.046	$(0.046)	$1.00	4.72%	$293,929	0.43%	4.54%	0.43%	4.54%
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.57	9,571	0.57	4.31	0.57	4.31
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.31	255,951	0.83	4.22	0.83	4.22
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.13	2	0.99	3.87	1.42	3.44

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	578,208	0.41	2.85	0.41	2.85
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	947,855	0.56	2.73	0.56	2.73
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	262,445	0.81	2.48	0.81	2.48
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	134,241	0.98	2.27	1.41	1.84

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42	1.02	0.42	1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57	0.91	0.57	0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82	0.61	0.82	0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95	0.36	1.42	(0.11)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41	0.85	0.41	0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56	0.67	0.56	0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81	0.44	0.81	0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93	0.31	1.41	(0.17)

2002-ILA Units	1.00	0.02	(0.02)	1.00	1.53	825,207	0.41	1.53	0.41	1.53
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.37	429,751	0.56	1.36	0.56	1.36
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.12	302,354	0.81	1.12	0.81	1.12
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.95	250,759	0.98	0.98	1.41	0.55

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Government Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.045	$(0.045)	$1.00	4.70%	$13,063	0.43%	4.51%	0.65%	4.29%
2006-ILA Administration Units	1.00	0.043	(0.043)	1.00	4.55	1	0.58	4.25	0.82	4.01
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.29	57,889	0.83	4.23	1.04	4.03
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.11	4,711	1.00	4.05	1.60	3.45

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.86	27,111	0.43	2.70	0.60	2.53
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.71	11,078	0.58	2.71	0.75	2.54
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.45	50,355	0.83	2.42	1.00	2.25
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.28	6,381	1.00	2.36	1.60	1.76

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	51,286	0.43	0.92	0.56	0.79
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	12,609	0.58	0.82	0.71	0.69
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	56,953	0.83	0.60	0.96	0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,849	0.95	0.46	1.56	(0.15)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.73	85,709	0.44	0.72	0.53	0.63
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.58	12,864	0.59	0.56	0.68	0.47
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.33	52,171	0.84	0.34	0.93	0.25
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	8,936	0.92	0.28	1.53	(0.33)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	81,790	0.43	1.34	0.53	1.24
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.18	11,398	0.58	1.15	0.68	1.05
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.93	81,178	0.83	0.91	0.93	0.81
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.76	18,608	1.00	0.76	1.53	0.23

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Treasury Obligations Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders	of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.043	$(0.043)	$1.00	4.62%	$25,175	0.43%	4.34%	0.43%	4.34%
2006-ILA Administration Units	1.00	0.042	(0.042)	1.00	4.46	152	0.58	4.23	0.58	4.23
2006-ILA Service Units	1.00	0.041	(0.041)	1.00	4.20	647,287	0.83	4.11	0.83	4.11
2006-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	4.02	59,418	1.00	3.87	1.43	3.44

2005-ILA Units	1.00	0.027	(0.027)	1.00	2.77	89,579	0.43	2.55	0.43	2.55
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.62	11,373	0.58	2.57	0.58	2.57
2005-ILA Service Units	1.00	0.023	(0.023)	1.00	2.36	756,424	0.83	2.41	0.83	2.41
2005-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.19	162,011	1.00	2.63	1.43	2.20

2004-ILA Units	1.00	0.009	(0.009)	1.00	0.91	156,027	0.43	0.92	0.43	0.92
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58	0.74	0.58	0.74
2004-ILA Service Units	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83	0.47	0.83	0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92	0.26	1.43	(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42	0.73	0.42	0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57	0.55	0.57	0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82	0.36	0.82	0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91	0.23	1.42	(0.28)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.42	297,858	0.41	1.36	0.41	1.36
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.27	19,567	0.56	1.19	0.56	1.19
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.02	2,222,340	0.81	0.93	0.81	0.93
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.85	90,681	0.98	0.77	1.41	0.34

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Treasury Instruments Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.042	$(0.042)	$1.00	4.42%	$3,602	0.43%	4.19%	0.48%	4.14%
2006-ILA Administration Units	1.00	0.041	(0.041)	1.00	4.26	23,217	0.58	4.14	0.64	4.08
2006-ILA Service Units	1.00	0.039	(0.039)	1.00	4.00	158,611	0.83	3.92	0.88	3.87
2006-ILA Cash Management Shares	1.00	0.035	(0.035)	1.00	3.82	5,966	1.00	3.51	1.47	3.04

2005-ILA Units	1.00	0.026	(0.026)	1.00	2.59	26,118	0.43	2.50	0.45	2.48
2005-ILA Administration Units	1.00	0.024	(0.024)	1.00	2.44	37,744	0.58	2.43	0.60	2.41
2005-ILA Service Units	1.00	0.022	(0.022)	1.00	2.18	325,678	0.83	2.15	0.85	2.13
2005-ILA Cash Management Shares	1.00	0.020	(0.020)	1.00	2.01	26,741	1.00	2.00	1.45	1.55

2004-ILA Units	1.00	0.008	(0.008)	1.00	0.85	33,836	0.43	0.79	0.44	0.78
2004-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.70	33,103	0.58	0.68	0.59	0.67
2004-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	372,296	0.83	0.40	0.84	0.39
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.38	15,775	0.88	0.31	1.44	(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.65	51,264	0.44	0.63	0.45	0.62
2003-ILA Administration Units	1.00	0.005	(0.005)	1.00	0.50	31,275	0.59	0.44	0.60	0.43
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.25	362,436	0.84	0.21	0.85	0.20
2003-ILA Cash Management Shares	1.00	0.002	(0.002)	1.00	0.23	29,656	0.86	0.18	1.45	(0.41)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.33	103,658	0.43	1.26	0.44	1.25
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.17	25,910	0.58	1.09	0.59	1.08
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	0.92	430,601	0.83	0.84	0.84	0.83
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.75	11,602	1.00	0.68	1.44	0.24

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Federal Portfolio

									Ratios assuming no
									expense reductions

								Ratio of net		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions	value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/	end of	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders	year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.046	$(0.046)	$1.00	4.65%	$27,595	0.41%	4.32%	0.41%	4.32%
2006-ILA Administration Units	1.00	0.044	(0.044)	1.00	4.49	1,755,687	0.56	4.41	0.56	4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.23	198,350	0.81	4.18	0.81	4.18
2006-ILA Cash Management Shares	1.00	0.038	(0.038)	1.00	4.06	255	0.98	3.81	1.41	3.38

2005-ILA Units	1.00	0.028	(0.028)	1.00	2.82	784,191	0.41	2.74	0.41	2.74
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.67	1,481,451	0.56	2.64	0.56	2.64
2005-ILA Service Units	1.00	0.024	(0.024)	1.00	2.41	204,181	0.81	2.39	0.81	2.39
2005-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.24	124,382	0.98	2.13	1.41	1.70

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	937,553	0.41	0.94	0.41	0.94
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56	0.84	0.56	0.84
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81	0.54	0.81	0.54
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94	0.26	1.41	(0.21)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41	0.79	0.41	0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56	0.62	0.56	0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81	0.37	0.81	0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93	0.26	1.41	(0.22)

2002-ILA Units	1.00	0.01	(0.01)	1.00	1.47	1,814,911	0.41	1.47	0.41	1.47
2002-ILA Administration Units	1.00	0.01	(0.01)	1.00	1.32	964,512	0.56	1.31	0.56	1.31
2002-ILA Service Units	1.00	0.01	(0.01)	1.00	1.06	279,916	0.81	1.05	0.81	1.05
2002-ILA Cash Management Shares	1.00	0.01	(0.01)	1.00	0.89	700,184	0.98	0.90	1.41	0.47

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on portfolio distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt Diversified Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset				Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions		value,		end	expenses to	income to	expenses to	income
	beginning	investment	to unit/		end	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders		of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.029	$(0.029)	(c)	$1.00	3.08%	$125,168	0.41%	2.92%	0.42%	2.92%
2006-ILA Administration Units	1.00	0.028	(0.028)	(c)	1.00	2.93	557,264	0.57	2.84	0.57	2.84
2006-ILA Service Units	1.00	0.026	(0.026)	(c)	1.00	2.67	17,741	0.82	2.62	0.82	2.62
2006-ILA Cash Management Shares	1.00	0.024	(0.024)	(c)	1.00	2.50	2,963	0.98	2.38	1.41	1.95

2005-ILA Units	1.00	0.020	(0.020)		1.00	2.02	634,174	0.41	1.98	0.41	1.98
2005-ILA Administration Units	1.00	0.019	(0.019)		1.00	1.87	1,344,727	0.56	1.83	0.56	1.83
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.61	24,328	0.81	1.59	0.81	1.59
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.44	147,558	0.98	1.41	1.41	0.98

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.82	697,374	0.41	0.80	0.41	0.80
2004-ILA Administration Units	1.00	0.007	(0.007)		1.00	0.67	1,338,658	0.56	0.69	0.56	0.69
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.42	23,652	0.81	0.43	0.81	0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	139,086	0.87	0.28	1.41	(0.26)

2003-ILA Units	1.00	0.007	(0.007)		1.00	0.68	722,008	0.41	0.68	0.41	0.68
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.52	792,220	0.56	0.50	0.56	0.50
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.33	14,285	0.75	0.36	0.81	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	362,923	0.75	0.32	1.41	(0.34)

2002-ILA Units	1.00	0.01	(0.01)		1.00	1.11	1,022,037	0.41	1.11	0.42	1.10
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.96	401,548	0.56	0.96	0.57	0.95
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.71	34,183	0.81	0.70	0.82	0.69
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.79	261,051	0.73	0.78	1.42	0.09

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions.
(c)	Amount includes $0.00004 of distributions from net realized gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt California Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset				Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions		value,		end of	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/		end of	Total	year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders		year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.029	$(0	.029)(c)	$1.00	3.03%	$130,302	0.43%	2.90%	0.44%	2.90%
2006-ILA Administration Units	1.00	0.028	(0	.028)(c)	1.00	2.87	420,875	0.58	2.82	0.59	2.81
2006-ILA Service Units	1.00	0.026	(0	.026)(c)	1.00	2.62	2	0.83	2.56	0.84	2.56
2006-ILA Cash Management Shares	1.00	0.023	(0	.023)(c)	1.00	2.44	10	1.00	2.35	1.44	1.91

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.98	268,806	0.43	1.99	0.44	1.98
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.83	300,545	0.58	1.79	0.59	1.78
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.57	2	0.83	1.60	0.83	1.60
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.40	27,385	1.00	1.45	1.44	1.01

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	208,139	0.43	0.74	0.45	0.72
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.62	273,919	0.58	0.64	0.60	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.39	2	0.83	0.36	0.85	0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.32	14,721	0.82	0.23	1.45	(0.40)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.61	244,109	0.42	0.61	0.43	0.60
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.46	233,371	0.57	0.41	0.58	0.40
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.34	2	0.66	0.47	0.83	0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	63,214	0.71	0.32	1.43	(0.40)

2002-ILA Units	1.00	0.01	(0.01)		1.00	1.00	359,166	0.43	0.99	0.44	0.98
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.85	98,643	0.58	0.84	0.59	0.83
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.60	284	0.83	0.61	0.84	0.60
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.68	53,050	0.75	0.67	1.44	(0.02)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions.
(c)	Amount includes $0.00028 of distributions from net realized gains.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Year
Tax-Exempt New York Portfolio

										Ratios assuming no
										expense reductions

									Ratio of net		Ratio of net
	Net asset				Net asset		Net assets,	Ratio of net	investment	Ratio of total	investment
	value,	Net	Distributions		value,		end	expenses to	income to	expenses to	income (loss)
	beginning	investment	to unit/		end	Total	of year	average net	average net	average net	to average
Year—Share Class	of year	income(a)	shareholders		of year	return(b)	(in 000’s)	assets	assets	assets	net assets

For the Years Ended December 31,

2006-ILA Units	$1.00	$0.030	$(0	.030)(c)	$1.00	3.04%	$36,521	0.43%	2.92%	0.45%	2.90%
2006-ILA Administration Units	1.00	0.029	(0	.029)(c)	1.00	2.89	331,793	0.58	2.86	0.60	2.85
2006-ILA Service Units	1.00	0.027	(0	.027)(c)	1.00	2.63	456	0.83	2.67	0.85	2.65
2006-ILA Cash Management Shares	1.00	0.023	(0	.023)(c)	1.00	2.46	1,507	1.00	2.33	1.45	1.88

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.99	100,268	0.43	1.94	0.45	1.92
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.84	206,485	0.58	1.83	0.60	1.81
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.58	72	0.83	1.34	0.84	1.33
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.41	58,291	1.00	1.35	1.45	0.90

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	99,743	0.43	0.78	0.46	0.75
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.63	174,135	0.58	0.65	0.61	0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.40	156	0.82	0.41	0.86	0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	59,693	0.87	0.30	1.46	(0.29)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.62	89,518	0.44	0.62	0.47	0.59
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.47	124,113	0.59	0.47	0.62	0.44
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.32	124	0.74	0.32	0.87	0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.31	66,299	0.75	0.31	1.47	(0.41)

2002-ILA Units	1.00	0.01	(0.01)		1.00	0.99	128,959	0.43	0.98	0.47	0.94
2002-ILA Administration Units	1.00	0.01	(0.01)		1.00	0.83	99,406	0.58	0.83	0.62	0.79
2002-ILA Service Units	1.00	0.01	(0.01)		1.00	0.59	123	0.83	0.58	0.87	0.54
2002-ILA Cash Management Shares	1.00	0.01	(0.01)		1.00	0.66	56,104	0.75	0.66	1.47	(0.06)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions.
(c)	Amount includes $0.00008 of distributions from net realized gains.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and the Unitholders and Shareholders
of Institutional Liquid Assets Portfolios:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (excluding bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Prime Obligations Portfolio, Money Market Portfolio, Government Portfolio, Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio, Tax-Exempt Diversified Portfolio, Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio (collectively, the “Institutional Liquid Assets Portfolios”), portfolios of the Goldman Sachs Trust, at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Institutional Liquid Assets Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2006, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
As described in Note 7, on February 8, 2007, the Trustees voted to liquidate the Government Portfolio in April 2007.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2007

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2006
          As a shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Portfolio				Money Market Portfolio				Government Portfolio				Treasury Obligations Portfolio				Treasury Instruments Portfolio

				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*

ILA Units
Actual	$1,000.00	$1,025.10		$2.21	$1,000.00	$1,025.00		$2.29	$1,000.00	$1,025.00		$2.20	$1,000.00	$1,024.50		$2.21	$1,000.00	$1,023.50		$2.21
Hypothetical 5% return	1,000.00	1,023.03	+	2.20	1,000.00	1,022.95	+	2.29	1,000.00	1,023.03	+	2.20	1,000.00	1,023.02	+	2.21	1,000.00	1,023.02	+	2.21

ILA Administration Units
Actual	1,000.00	1,024.40		2.97	1,000.00	1,024.20		2.95	1,000.00	1,024.20		2.97	1,000.00	1,023.80		2.97	1,000.00	1,022.70		2.97
Hypothetical 5% return	1,000.00	1,022.27	+	2.97	1,000.00	1,022.29	+	2.95	1,000.00	1,022.27	+	2.97	1,000.00	1,022.27	+	2.97	1,000.00	1,022.26	+	2.97

ILA Service Units
Actual	1,000.00	1,023.10		4.24	1,000.00	1,022.90		4.34	1,000.00	1,022.90		4.24	1,000.00	1,022.50		4.25	1,000.00	1,021.50		4.24
Hypothetical 5% return	1,000.00	1,021.01	+	4.24	1,000.00	1,020.91	+	4.34	1,000.00	1,021.01	+	4.24	1,000.00	1,021.00	+	4.25	1,000.00	1,021.01	+	4.24

ILA B Units
Actual	1,000.00	1,020.00		7.29
Hypothetical 5% return	1,000.00	1,017.99	+	7.28	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA C Units
Actual	1,000.00	1,020.00		7.29
Hypothetical 5% return	1,000.00	1,017.99	+	7.28	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,022.20		5.11	1,000.00	1,022.00		5.06	1,000.00	1,022.10		5.10	1,000.00	1,021.60		5.11	1,000.00	1,020.60		5.04
Hypothetical 5% return	1,000.00	1,020.15	+	5.10	1,000.00	1,020.20	+	5.06	1,000.00	1,020.16	+	5.10	1,000.00	1,020.15	+	5.11	1,000.00	1,020.22	+	5.04

Fund Expenses (Unaudited) — Six Month Period Ended December 31, 2006

	Federal Portfolio				Tax-Exempt Diversified Portfolio				Tax-Exempt California Portfolio				Tax-Exempt New York Portfolio

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Unit/Share Class	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*	7/1/06	12/31/06		12/31/06*

ILA Units
Actual	$1,000.00	$1,024.60		$2.12	$1,000.00	$1,016.10		$2.17	$1,000.00	$1,015.90		$2.18	$1,000.00	$1,015.90		$2.20
Hypothetical 5% return	1,000.00	1,023.11	+	2.12	1,000.00	1,023.05	+	2.18	1,000.00	1,023.04	+	2.19	1,000.00	1,023.02	+	2.21

ILA Administration Units
Actual	1,000.00	1,023.90		2.89	1,000.00	1,015.30		2.94	1,000.00	1,015.10		2.95	1,000.00	1,015.20		2.96
Hypothetical 5% return	1,000.00	1,022.35	+	2.88	1,000.00	1,022.29	+	2.95	1,000.00	1,022.28	+	2.96	1,000.00	1,022.26	+	2.97

ILA Service Units
Actual	1,000.00	1,022.60		4.16	1,000.00	1,014.10		4.24	1,000.00	1,013.90		4.07	1,000.00	1,013.90		4.23
Hypothetical 5% return	1,000.00	1,021.09	+	4.16	1,000.00	1,021.00	+	4.25	1,000.00	1,021.17	+	4.08	1,000.00	1,021.01	+	4.24

ILA Cash Management Shares
Actual	1,000.00	1,021.70		5.02	1,000.00	1,013.20		5.02	1,000.00	1,013.00		5.07	1,000.00	1,013.00		5.09
Hypothetical 5% return	1,000.00	1,020.24	+	5.02	1,000.00	1,020.22	+	5.03	1,000.00	1,020.16	+	5.09	1,000.00	1,020.15	+	5.11

*	Expenses for each share class are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2006. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

						ILA Cash
Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	Management Shares

Prime Obligations	0.43%	0.58%	0.83%	1.43%	1.43%	1.00%
Money Market	0.43	0.57	0.83	N/A	N/A	0.99
Government	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Obligations	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Instruments	0.43	0.58	0.83	N/A	N/A	1.00
Federal	0.41	0.56	0.81	N/A	N/A	0.98
Tax-Exempt Diversified	0.41	0.57	0.82	N/A	N/A	0.98
Tax-Exempt California	0.43	0.58	0.83	N/A	N/A	1.00
Tax-Exempt New York	0.43	0.58	0.83	N/A	N/A	1.00

+	Hypothetical expenses are based on the each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)
Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 64	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President — Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004); Trustee of the Walnut Street Theater (1992-2004 and 2006-Present); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors — III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

John P. Coblentz, Jr. Age: 65	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Director, Emerging Markets Group, Ltd (2004-2006); Director, Elderhostel, Inc. (2006-Present) Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Patrick T. Harker Age: 48	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Mary P. McPherson Age: 71	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977- Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); Director, American School of Classical Studies in Athens (1997-Present); and Trustee, Emeriti Retirement Health Solutions (post-retirement medical insurance program for non-profit institutions) (Since 2005).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Richard P. Strubel Age: 67	Trustee	Since 1987	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	Gildan Activewear Inc. (clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the internet); Northern Mutual Fund Complex (58 Portfolios).

Trustees and Officers (Unaudited)(continued)
Interested Trustee

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 57	Trustee	Since 1990	Advisory Director — GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).	77	None

*	Mr. Shuch is considered to be an “Interested Trustee” because he held positions with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. The Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of December 31, 2006, the Trust consisted of 65 portfolios, including the Portfolios described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 12 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.
Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Age And Address	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 45	President	Since 2002 Since 2001	Managing Director, Goldman Sachs (1997-Present).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

Trustee — Gettysburg College.

James A. Fitzpatrick 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 46	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 44	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 42	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 37	Secretary	Since 2006	Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President Goldman Sachs (1999-2006); Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Portfolios’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Institutional Liquid Assets Portfolios — Tax Information (Unaudited)

During the year ended December 31, 2006, 100% of the distributions from net investment income paid by the ILA Tax-Exempt Diversified, ILA Tax-Exempt New York and ILA Tax-Exempt California Portfolios were exempt-interest dividends and as such, are not subject to U.S. federal income tax.
       Pursuant to Section 852 of the Internal Revenue Code, the ILA Tax-Exempt Diversified, ILA Tax-Exempt New York, ILA Tax-Exempt California and ILA Money Market Portfolios designate $22,332, $25,822, $120,156 and $2,136 respectively, as capital gain dividends paid during the year ended December 31, 2006.
       During the year ended December 31, 2006, 100% of the distributions paid by the ILA Government, ILA Treasury Obligations, ILA Federal and ILA Treasury Instruments Portfolios were designated as either interest-related dividends or short-term capital gain dividends pursuant to
Section 871(k) of the Internal Revenue Code.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended September 30, 2004 and every first and third fiscal quarter thereafter, the Portfolios’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2006 Goldman, Sachs & Co. All rights reserved.    07-363/29.6K/02-07

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Richard P. Strubel

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/AR 12/06	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees paid by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2006	2005	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$1,071,400	$762,000	Financial statement audits

• Ernst & Young LLP (“E&Y”)	$848,750	$427,000	Financial statement audits

Audit-Related Fees:

• PwC	$195,000	$234,400	Other attest services

• E&Y	$0	$0

Tax Fees:

• PwC	$281,400	$176,800	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

• E&Y	$107,400	$84,850	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns

All Other Fees:

• PwC	$0	$0

• E&Y	$0	$0

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2006	2005	Description of Services Rendered
Audit Fees:

• E&Y	$94,130	$18,325	Audit fees borne by the funds’ adviser

Audit-Related Fees:

• PwC	$937,000	$683,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70.

• PwC	$10,000	$0	Audit related time borne by the funds’ adviser

• E&Y	$0	$0

Tax Fees:

• PwC	$0	$0

• E&Y	$0	$0

All Other Fees:

• PwC	$125,500	$0	Review of fund reorganization documents.

• E&Y	$70,000	$309,782	Review of fund merger documents (2006). Assistance in developing and executing testing plans for the compliance policies and procedures for Goldman Sachs Asset Management, L.P. and Goldman Sachs Mutual Funds (2005).

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the 12 months ended December 31, 2006 and December 31, 2005 were approximately $476,400 and $411,200 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended November 25, 2006 and November 26, 2005 were approximately $5.9 million and $5.2 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

The aggregate non-audit fees billed to GST by Ernst & Young LLP for the 12 months ended December 31, 2006 and December 31, 2005 were approximately $107,400 and $84,850, respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2006 and December 31, 2005 were approximately $55.9  million and $49.0 million, respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2005 and 2006 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	March 9, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	March 9, 2007